United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23149

Thrivent Core Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: October 31, 2025

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is filed herewith.

(b)           Not applicable.

Thrivent Core Emerging Markets Debt Fund

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Core Emerging Markets Debt Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$5	0.05%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Core Emerging Markets Debt Fund earned a return of 13.90%, outperforming its market benchmark, the JPMorgan EMBI Global Diversified Index, which returned 12.76%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

How did the Fund perform since inception?

	FundFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	JPMorgan EMBI Global Diversified Index
09/17	10,000	10,000	10,000
10/17	9,906	9,932	10,011
10/18	9,475	9,728	9,571
10/19	10,786	10,848	10,945
10/20	11,270	11,519	11,052
10/21	11,651	11,464	11,540
10/22	8,985	9,666	8,749
10/23	9,800	9,700	9,480
10/24	11,764	10,723	11,202
10/25	13,399	11,384	12,632
Average Annual Total Returns *	1 year	5 year	Since Inception 9/5/2017
FundFootnote Reference1	13.90%	3.52%	3.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.60%
JPMorgan EMBI Global Diversified Index	12.76%	2.71%	2.90%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 All data represents past performance. Past performance cannot be used to predict future results. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$703,846,209	258	14%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

State Grid Overseas Investment 2016, Ltd.	1.8%
Argentina Government International Bond	1.5%
Petroleos Mexicanos	1.5%
Ivory Coast Government International Bond	1.4%
Uruguay Government International Bond	1.4%
Argentina Government International Bond	1.3%
Oman Government International Bond	1.2%
Abu Dhabi Government International Bond	1.2%
Ecuador Government International Bond	1.1%
Saudi Arabia Government International Bond	1.1%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.0%
Short-Term Investments	2.0%

Country Weightings (% of Net Assets)

Mexico	5.6%
Saudi Arabia	4.0%
Indonesia	4.0%
Turkey	3.6%
Virgin Islands, British	3.4%
Romania	3.3%
Chile	3.2%
South Africa	3.1%
Argentina	3.0%
Dominican Republic	2.9%
Other Countries	60.5%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Major Market Sectors (% of Net Assets)

Foreign Government	93.3%
Energy	2.9%
Communications Services	0.3%
Utilities	0.1%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Emerging Markets Debt Fund

Annual Shareholder Report - October 31, 2025

Thrivent Core Emerging Markets Equity Fund

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Core Emerging Markets Equity Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$20	0.17%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Core Emerging Markets Equity Fund earned a return of 28.45%. The Fund’s broad-based benchmark, MSCI Emerging Markets Index - USD Net Returns, earned a return of 27.91% over the same period. The Fund uses equity index futures to manage market exposure.  The Fund's use of derivatives had a positive impact on returns.

How did the Fund perform since inception?

	FundFootnote Reference1	MSCI Emerging Markets Index - USD Net Returns
01/20	10,000	10,000
10/20	10,360	10,581
10/21	11,919	12,375
10/22	8,204	8,536
10/23	9,256	9,457
10/24	11,612	11,852
10/25	14,916	15,160
Average Annual Total Returns *	1 year	5 year	Since Inception 1/31/2020
FundFootnote Reference1	28.45%	7.56%	7.20%
MSCI Emerging Markets Index - USD Net Returns	27.91%	7.46%	7.50%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 All data represents past performance. Past performance cannot be used to predict future results. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$704,987,998	372	77%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Company, Ltd.	11.9%
Tencent Holdings, Ltd.	5.6%
Samsung Electronics Company, Ltd.	3.4%
Alibaba Group Holding, Ltd.	3.1%
SK Hynix, Inc.	2.2%
Hon Hai Precision Industry Company, Ltd.	1.4%
Bharti Airtel, Ltd.	1.3%
Delta Electronics, Inc.	1.2%
NetEase, Inc. ADR	1.1%
HDFC Bank, Ltd.	1.1%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.0%
Preferred Stock	1.4%
Short-Term Investments	0.6%

Country Weightings (% of Net Assets)

Taiwan	20.3%
Cayman Islands	16.9%
India	15.6%
South Korea	12.4%
China	11.3%
Brazil	4.8%
Thailand	3.1%
South Africa	2.5%
United Arab Emirates	2.4%
Saudi Arabia	2.2%
Other Countries	7.9%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Major Market Sectors (% of Net Assets)

Information Technology	28.2%
Financials	24.3%
Communications Services	11.1%
Consumer Discretionary	10.8%
Materials	7.2%
Industrials	4.6%
Energy	4.4%
Health Care	4.1%
Real Estate	2.2%
Utilities	1.5%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Emerging Markets Equity Fund

Annual Shareholder Report - October 31, 2025

Thrivent Core International Equity Fund

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Core International Equity Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$8	0.08%

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Core International Equity Fund earned a return of 22.54%, underperforming its market benchmark, the MSCI EAFE Index, which returned 23.03%. The Fund’s broad-based benchmark, MSCI All Country World Index ex-USA - USD Net Returns, earned a return of 24.93% over the same period. The Fund uses equity index futures to manage market exposure.  The Fund's use of derivatives had a positive impact on returns.

How did the Fund perform since inception?

	FundFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns	MSCI EAFE Index	MSCI World ex-USA Index - USD Net Returns
11/17	10,000	10,000	10,000	10,000
10/18	9,292	9,225	9,389	9,388
10/19	10,035	10,264	10,426	10,429
10/20	9,100	9,996	9,710	9,721
10/21	12,537	12,961	13,029	13,181
10/22	9,552	9,757	10,033	10,276
10/23	10,803	10,934	11,478	11,567
10/24	13,296	13,595	14,114	14,324
10/25	16,292	16,984	17,364	17,702
Average Annual Total Returns *	1 year	5 year	Since Inception 11/14/2017
FundFootnote Reference1	22.54%	12.35%	6.32%
MSCI All Country World Index ex-USA - USD Net Returns	24.93%	11.18%	6.87%
MSCI EAFE Index	23.03%	12.33%	7.17%
MSCI World ex-USA Index - USD Net Returns	23.59%	12.74%	7.43%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 All data represents past performance. Past performance cannot be used to predict future results. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$713,455,886	286	84%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Novartis AG	2.4%
Shell plc	2.1%
ASML Holding NV	2.1%
Allianz SE	1.9%
ABB, Ltd.	1.9%
Roche Holding AG, Participation Certificates	1.7%
Safran SA	1.6%
UniCredit SPA	1.6%
SAP SE	1.5%
AXA SA	1.4%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.5%
Short-Term Investments	0.5%
Preferred Stock&lt;	0.1%

Country Weightings (% of Net Assets)

Japan	22.4%
United Kingdom	14.8%
France	9.7%
Germany	9.4%
Switzerland	8.9%
Netherlands	7.5%
Australia	6.8%
Italy	4.0%
Spain	3.0%
Sweden	2.1%
Other Countries	10.3%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund is authorized to include derivatives in its investment strategy. As a result, Derivatives Risk has been added as a principal risk factor.

Major Market Sectors (% of Net Assets)

Financials	26.8%
Industrials	21.2%
Consumer Discretionary	9.6%
Health Care	9.0%
Information Technology	8.7%
Communications Services	6.4%
Materials	5.1%
Consumer Staples	4.5%
Utilities	3.3%
Energy	2.5%

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core International Equity Fund

Annual Shareholder Report - October 31, 2025

Thrivent Core Short-Term Reserve Fund

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Core Short-Term Reserve Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Core Short-Term Reserve Fund earned a return of 4.75%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 6.16% over the same period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$1	0.01%

How did the Fund perform since inception?

	FundFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
05/16	10,000	10,000
10/16	10,032	10,173
10/17	10,144	10,265
10/18	10,347	10,054
10/19	10,615	11,211
10/20	10,746	11,905
10/21	10,764	11,848
10/22	10,901	9,990
10/23	11,476	10,025
10/24	12,133	11,082
10/25	12,709	11,765
Average Annual Total Returns *	1 year	5 year	Since Inception 5/2/2016
FundFootnote Reference1	4.75%	3.41%	2.55%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.72%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 All data represents past performance. Past performance cannot be used to predict future results. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,842,777,397	247	89%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Svenska Handelsbanken AB	0.7%
BMW US Capital, LLC	0.7%
Citibank NA	0.7%
Federal Home Loan Mortgage Corporation	0.7%
BPCE SA	0.5%
Royal Bank of Canada	0.5%
JPMorgan Chase Bank NA	0.5%
Mizuho Markets Cayman, LP	0.5%
Federal Farm Credit Bank	0.5%
Federal Farm Credit Bank	0.5%

Portfolio Composition (% of Portfolio)

Value	Value
Short-Term Investments	100.0%

Major Market Sectors (% of Net Assets)

Financials	49.3%
Consumer Cyclical	9.0%
U.S. Government & Agencies	8.7%
Consumer Non-Cyclical	8.2%
Utilities	7.1%
Capital Goods	6.1%
Foreign Government	3.4%
Energy	3.4%
Basic Materials	2.6%
Technology	2.4%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2025.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Short-Term Reserve Fund

Annual Shareholder Report - October 31, 2025

Thrivent Core Small Cap Value Fund

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Thrivent Core Small Cap Value Fund (the Fund) for the 12 months ended October 31, 2025.You can find additional information about the Fund at www.thriventcorefunds.com/prospectus. You can also request this information by contacting us at 800-847-4836. This report describes changes to the Fund that occurred during the period.

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2025, Core Small Cap Value Fund earned a return of 4.11%, underperforming its market benchmark, the Russell 2000® Value Index, which returned 9.87%. The Fund’s broad-based benchmark, Russell 3000® Index, earned a return of 20.81% over the same period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$8	0.08%

How did the Fund perform since inception?

	FundFootnote Reference1	Russell 3000® Index	Russell 2000® Value Index	S&P SmallCap 600 Value Index
03/22	10,000	10,000	10,000	10,000
10/22	9,360	8,611	9,099	9,306
10/23	8,614	9,332	8,196	8,406
10/24	11,947	12,865	10,799	10,829
10/25	12,438	15,542	11,866	11,492
Average Annual Total Returns *	1 year	Since Inception 3/31/2022
FundFootnote Reference1	4.11%	6.27%
Russell 3000® Index	20.81%	13.07%
Russell 2000® Value Index	9.87%	4.88%
S&P SmallCap 600 Value Index	6.12%	3.95%

* Total returns assume reinvestment of all dividends and capital gains. At various times, the Fund's adviser may have waived certain fees and/or reimbursed expenses, without which total returns would have been lower.

1 All data represents past performance. Past performance cannot be used to predict future results. The investment return and principal value of the investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Call 800-847-4836 for performance results current to the most recent month-end.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$142,472,208	61	51%	N/A

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Cushman and Wakefield plc	2.9%
MKS, Inc.	2.6%
Spire, Inc.	2.6%
Constellium SE	2.4%
Crane NXT Company	2.4%
UMB Financial Corporation	2.4%
Wintrust Financial Corporation	2.3%
Greif, Inc.	2.3%
Black Hills Corporation	2.2%
Signet Jewelers, Ltd.	2.2%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	95.9%
Short-Term Investments	4.1%

Major Market Sectors (% of Net Assets)

Financials	23.4%
Industrials	14.4%
Consumer Discretionary	12.9%
Information Technology	12.2%
Materials	7.7%
Real Estate	7.1%
Energy	5.1%
Health Care	5.0%
Utilities	4.8%
Consumer Staples	3.3%

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  There was a significant reduction in fund assets during the period, causing an increase in net fund expenses of 0.03% year over year. At a special meeting of shareholders of the Fund held on October 20, 2025, shareholders approved the conversion of the Fund into Thrivent Small Cap Value ETF, a newly organized exchange traded fund that is a series of Thrivent ETF Trust. The conversion was completed on November 14, 2025. Upon completion of the conversion, the Fund moved to a new management fee structure.

Changes in or Disagreements with Accountants

There were no changes to the Fund's auditor or disagreements with them for the year ended October 31, 2025.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Core Small Cap Value Fund

Annual Shareholder Report - October 31, 2025

Item 2. Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments made to or waivers granted under the code of ethics during the period covered by this report. The registrant’s code of ethics is filed herewith pursuant to Item 19(a)(1) of this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s board of trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

            The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $162,950 for the year ended October 31, 2024 and $139,160 for the year ended October 31, 2025.

(b)           Audit-Related Fees

            The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2024 and $0 for the year ended October 31, 2025.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2024 and $0 for the year ended October 31, 2025.

(c)           Tax Fees

            The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $53,295 for the year ended October 31, 2024 and $53,035 for the year ended October 31, 2025.  These fees include payments for tax return compliance services, excise distribution review services and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2024 and $0 for the year ended October 31, 2025.

(d)           All Other Fees

            The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2024 and October 31, 2025.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the year ended October 31, 2024 and $0 for the year ended October 31, 2025.  These figures are also reported in response to item 4(g) below.

(e)           Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)            Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2025 were for work performed by persons other than full-time permanent employees of PwC.

(g)           The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2024 and October 31, 2025 were $0 for each respective year.  These figures are also reported in response to item 4(d) above.

(h)           Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

(i)         Not applicable.

(j)         Not applicable.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s audited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.
Financial Statements and Additional
Information
October 31, 2025
Thrivent Core Funds

Table of Contents
Report of Independent Registered Public Accounting
Firm 2
Report of Independent Registered Public Accounting
Firm 3
Schedule of Investments
Thrivent Core Emerging Markets Debt Fund 4
Thrivent Core Emerging Markets Equity Fund 11
Thrivent Core International Equity Fund 20
Thrivent Core Short-Term Reserve Fund 27
Thrivent Core Small Cap Value Fund 32
Statement of Assets and Liabilities 34
Statement of Operations 36
Statement of Changes in Net Assets 38
Notes to Financial Statements 40
Financial Highlights 52
Federal Tax Information 54
Changes in and Disagreements with Accountants (Item
8) 55
Proxy Disclosures (Item 9) 56
Remuneration Paid to Directors, Officers, and Oth-
ers (Item 10) 57
Statement Regarding Basis for Approval of Invest-
ment Advisory Contract (Item 11) 58

To the Board of Trustees of Thrivent Core Funds and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting Thrivent Core Funds, hereafter collectively referred to as the "Funds") as of October 31,
2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 17, 2025
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.
Thrivent Core Emerging Markets Debt Fund
Thrivent Core Emerging Markets Equity Fund
Thrivent Core International Equity Fund
Thrivent Core Small Cap Value Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Thrivent Core Funds and Shareholders of Thrivent Core Short-Term Reserve Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thrivent Core Short-Term
Reserve Fund (one of the funds constituting Thrivent Core Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31,
2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025, and the financial highlights for each of the five years in the period ended October
31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 17, 2025
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.
Report of Independent Registered Public Accounting Firm

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 96.6% Value
Angola  2.0%
Angola Government International
Bond
$ 7,000,000 8.250%,  5/9/2028 $ 6,899,131
6,000,000 8.750%,  4/14/2032
a
5,624,836
2,000,000 9.125%,  11/26/2049 1,678,569
Total 14,202,536
Argentina  3.0%
Argentina Government International
Bond
1,440,000 0.750%,  7/9/2030
b,c
1,177,200
14,700,000 4.125%,  7/9/2035
c
10,297,350
14,700,000 3.500%,  7/9/2041
c
9,547,650
Total 21,022,200
Azerbaijan  0.4%
Azerbaijan Government
International Bond
2,900,000 3.500%,  9/1/2032 2,709,637
Total 2,709,637
Bahrain  1.6%
Bahrain Government International
Bond
3,000,000 6.250%,  1/25/2051 2,788,937
2,000,000 5.625%,  5/18/2034
a
1,944,912
1,000,000 7.750%,  4/18/2035
a
1,116,549
2,000,000 6.625%,  10/6/2037
a
2,027,353
3,000,000 7.500%,  9/20/2047
a,b
3,219,612
Total 11,097,363
Brazil  2.2%
Brazil Government International
Bond
1,735,000 7.250%,  1/12/2056 1,754,692
5,800,000 4.750%,  1/14/2050 4,364,500
1,000,000 3.875%,  6/12/2030 958,650
1,000,000 5.500%,  11/6/2030 1,020,650
2,000,000 6.000%,  10/20/2033 2,045,000
1,500,000 6.625%,  3/15/2035 1,561,950
4,300,000 5.000%,  1/27/2045 3,515,250
Total 15,220,692
Canada  0.8%
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a,b
5,737,123
Total 5,737,123
Cayman Islands  0.1%
Oryx Funding, Ltd.
1,000,000 5.800%,  2/3/2031 1,045,827
Total 1,045,827
Chile  3.2%
Chile Government International
Bond
1,700,000 3.100%,  1/22/2061 1,076,780
8,500,000 3.500%,  1/25/2050 6,304,875
1,200,000 3.125%,  1/21/2026 1,192,680
2,600,000 3.240%,  2/6/2028 2,549,690
Principal
Amount Long-Term Fixed Income  96.6% Value
Chile  3.2%  - continued
$ 7,850,000 2.550%,  7/27/2033 $ 6,799,277
2,000,000 3.500%,  1/31/2034 1,840,500
1,000,000 4.340%,  3/7/2042 893,800
Corporacion Nacional del Cobre
de Chile
2,000,000 6.440%,  1/26/2036
a
2,177,950
Total 22,835,552
Colombia  2.3%
Colombia Government International
Bond
1,375,000 3.875%,  4/25/2027 1,358,981
1,000,000 3.250%,  4/22/2032 852,500
1,000,000 7.375%,  9/18/2037 1,042,150
6,800,000 6.125%,  1/18/2041 6,182,220
3,000,000 4.125%,  2/22/2042
b
2,141,100
1,605,000 5.625%,  2/26/2044 1,333,755
3,000,000 5.000%,  6/15/2045 2,296,500
Ecopetrol SA
1,000,000 8.375%,  1/19/2036 1,036,306
Total 16,243,512
Costa Rica  1.2%
Costa Rica Government
International Bond
1,000,000 7.300%,  11/13/2054
a
1,117,500
6,900,000 7.000%,  4/4/2044 7,462,350
Total 8,579,850
Dominican Republic  2.9%
Dominican Republic Government
International Bond
1,000,000 5.950%,  1/25/2027
a
1,012,800
3,000,000 5.500%,  2/22/2029
a
3,046,350
3,500,000 4.875%,  9/23/2032
a
3,349,675
1,000,000 5.875%,  10/28/2035
a
997,950
1,900,000 6.850%,  1/27/2045 1,985,120
6,300,000 6.500%,  2/15/2048
a
6,353,235
4,000,000 6.400%,  6/5/2049
a
3,981,800
Total 20,726,930
Ecuador  1.3%
Ecuador Government International
Bond
1,845,947 6.900%,  7/31/2030 1,681,658
10,251,640 6.900%,  7/31/2035 7,842,504
Total 9,524,162
Egypt  2.1%
Egypt Government International
Bond
1,500,000 7.500%,  2/16/2061
a
1,229,082
1,000,000 8.750%,  9/30/2051
a
928,980
1,500,000 7.053%,  1/15/2032
a
1,492,720
1,000,000 7.300%,  9/30/2033 977,095
3,000,000 8.500%,  1/31/2047 2,768,180
8,500,000 7.903%,  2/21/2048 7,385,474
Total 14,781,531

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.6% Value
El Salvador  0.8%
El Salvador Government
International Bond
$ 1,300,000 8.625%,  2/28/2029
b
$ 1,384,500
4,500,000 7.625%,  2/1/2041 4,443,750
Total 5,828,250
Gabon  0.2%
Gabon Government International
Bond
2,000,000 6.625%,  2/6/2031 1,561,640
Total 1,561,640
Ghana  2.4%
Ghana Government International
Bond
136,896 Zero Coupon,  7/3/2026
a
132,790
96,000 Zero Coupon,  7/3/2026 93,121
1,452,000 5.000%,  7/3/2029
c
1,412,058
5,570,552 5.000%,  7/3/2029
a,c
5,417,314
419,053 Zero Coupon,  1/3/2030
a
361,572
276,606 Zero Coupon,  1/3/2030 238,664
4,977,488 5.000%,  7/3/2035
a,c
4,283,626
5,388,000 5.000%,  7/3/2035
c
4,636,912
Total 16,576,057
Guatemala  2.6%
Guatemala Government
International Bond
1,500,000 6.125%,  6/1/2050
a
1,471,950
4,590,000 4.500%,  5/3/2026 4,567,371
2,200,000 4.375%,  6/5/2027
b
2,183,500
5,000,000 5.375%,  4/24/2032 5,061,100
3,000,000 6.550%,  2/6/2037
a
3,222,000
2,000,000 4.650%,  10/7/2041
a,b
1,750,000
Total 18,255,921
Honduras  0.4%
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 999,000
1,500,000 8.625%,  11/27/2034 1,607,250
Total 2,606,250
Hungary  1.7%
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
3,064,278
2,000,000 2.125%,  9/22/2031 1,723,397
3,000,000 6.250%,  9/22/2032
a
3,231,778
1,000,000 6.000%,  9/26/2035
a
1,050,851
Magyar Export-Import Bank Zrt
2,500,000 6.125%,  12/4/2027
a
2,587,403
Total 11,657,707
Indonesia  4.0%
Indonesia Government International
Bond
5,100,000 4.750%,  1/8/2026
a
5,106,660
3,700,000 4.100%,  4/24/2028 3,706,154
3,400,000 6.625%,  2/17/2037
a
3,889,454
1,000,000 7.750%,  1/17/2038
a,b
1,249,951
Principal
Amount Long-Term Fixed Income  96.6% Value
Indonesia  4.0%  - continued
$ 726,000 6.750%,  1/15/2044
a
$ 849,509
4,000,000 5.125%,  1/15/2045
a,b
4,003,785
1,200,000 5.250%,  1/8/2047
a
1,213,312
1,500,000 4.350%,  1/11/2048 1,319,189
Pertamina Persero PT
500,000 6.450%,  5/30/2044 540,490
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 812,589
2,400,000 5.250%,  10/24/2042 2,264,636
Perusahaan Penerbit SBSN
Indonesia III
1,500,000 4.150%,  3/29/2027
a
1,500,750
1,500,000 4.400%,  6/6/2027
a
1,505,636
Total 27,962,115
Ivory Coast  2.2%
Ivory Coast Government
International Bond
10,500,000 6.125%,  6/15/2033 10,199,592
2,000,000 8.075%,  4/1/2036
a
2,105,878
3,000,000 8.250%,  1/30/2037
a,b
3,186,304
Total 15,491,774
Jersey  1.5%
Galaxy Pipeline Assets Bidco, Ltd.
3,495,950 2.160%,  3/31/2034 3,176,051
6,500,000 2.625%,  3/31/2036
a
5,743,223
2,165,950 2.940%,  9/30/2040
a
1,849,390
Total 10,768,664
Jordan  0.7%
Jordan Government International
Bond
2,500,000 7.500%,  1/13/2029
a
2,650,314
2,500,000 5.850%,  7/7/2030 2,527,176
Total 5,177,490
Kazakhstan  0.8%
Kazakhstan Government
International Bond
3,000,000 6.500%,  7/21/2045 3,361,329
KazMunayGas National Company
JSC
2,700,000 5.750%,  4/19/2047 2,558,863
Total 5,920,192
Kenya  0.5%
Kenya Government International
Bond
1,500,000 8.000%,  5/22/2032 1,501,799
2,000,000 8.800%,  10/9/2038
a
1,952,555
Total 3,454,354
Lebanon  0.6%
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
d
2,280,000
3,000,000 6.600%,  11/27/2026
d
684,000

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.6% Value
Lebanon  0.6%  - continued
$ 5,000,000 6.850%,  3/23/2027
d
$ 1,140,000
Total 4,104,000
Luxembourg  1.1%
EIG Pearl Holdings SARL
3,442,078 3.545%,  8/31/2036
a
3,194,662
Greensaif Pipelines Bidco SARL
2,000,000 5.853%,  2/23/2036
a
2,104,102
2,000,000 6.129%,  2/23/2038
a
2,150,231
Total 7,448,995
Malaysia  2.1%
Petronas Capital, Ltd.
6,500,000 4.550%,  4/21/2050 5,798,910
6,400,000 3.500%,  4/21/2030 6,216,806
2,500,000 5.340%,  4/3/2035
a
2,610,573
Total 14,626,289
Mexico  5.6%
Mexico Government International
Bond
7,240,000 6.338%,  5/4/2053 7,183,890
885,000 3.750%,  1/11/2028 874,822
2,047,000 5.850%,  7/2/2032 2,115,575
2,000,000 5.375%,  3/22/2033 1,998,400
1,000,000 3.500%,  2/12/2034 867,250
4,500,000 6.000%,  5/7/2036 4,604,850
3,800,000 6.050%,  1/11/2040 3,847,500
1,000,000 4.600%,  2/10/2048 799,250
Petroleos Mexicanos
11,300,000 7.690%,  1/23/2050 10,246,846
2,200,000 5.950%,  1/28/2031 2,151,910
4,600,000 6.625%,  6/15/2035 4,414,254
Total 39,104,547
Montenegro  0.1%
Montenegro Government
International Bond
1,000,000 7.250%,  3/12/2031
a
1,077,149
Total 1,077,149
Morocco  0.8%
Morocco Government International
Bond
3,000,000 4.000%,  12/15/2050 2,244,272
OCP SA
1,500,000 5.125%,  6/23/2051 1,265,318
1,000,000 3.750%,  6/23/2031 937,740
1,000,000 6.700%,  3/1/2036 1,077,105
Total 5,524,435
Mozambique  0.2%
Mozambique Government
International Bond
1,861,000 9.000%,  9/15/2031 1,610,014
Total 1,610,014
Netherlands  0.6%
AES Andres BV
1,000,000 5.700%,  5/4/2028
a
974,940
Principal
Amount Long-Term Fixed Income  96.6% Value
Netherlands  0.6%  - continued
Majapahit Holding BV
$ 1,000,000 7.875%,  6/29/2037 $ 1,223,025
Petrobras Global Finance BV
2,000,000 5.125%,  9/10/2030 1,973,000
Total 4,170,965
Nigeria  1.9%
Nigeria Government International
Bond
7,100,000 7.875%,  2/16/2032 7,115,433
2,000,000 7.375%,  9/28/2033
a
1,932,226
5,000,000 7.696%,  2/23/2038 4,702,839
Total 13,750,498
Oman  2.2%
Oman Government International
Bond
4,000,000 4.750%,  6/15/2026
a
4,004,947
3,000,000 5.625%,  1/17/2028
a,b
3,076,040
7,500,000 6.750%,  1/17/2048
a,b
8,411,725
Total 15,492,712
Pakistan  1.1%
Pakistan Government International
Bond
1,000,000 6.000%,  4/8/2026
a
996,149
3,500,000 6.875%,  12/5/2027 3,495,464
3,000,000 7.375%,  4/8/2031
a,b
2,962,928
Total 7,454,541
Panama  2.2%
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
a
1,658,800
Panama Bonos del Tesoro
2,000,000 3.362%,  6/30/2031 1,782,420
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,748,128
4,579,000 6.700%,  1/26/2036 4,904,338
2,000,000 8.000%,  3/1/2038 2,325,800
1,500,000 4.500%,  5/15/2047 1,196,925
Total 15,616,411
Paraguay  1.5%
Paraguay Government International
Bond
750,000 6.650%,  3/4/2055
a
807,412
4,800,000 5.400%,  3/30/2050 4,459,488
1,001,000 4.700%,  3/27/2027 1,005,645
1,000,000 5.850%,  8/21/2033
a
1,052,000
1,000,000 6.100%,  8/11/2044 1,037,520
2,000,000 5.600%,  3/13/2048 1,914,000
Total 10,276,065
Peru  2.7%
Corporacion Financiera de
Desarrollo SA
1,000,000 5.500%,  5/6/2030
a
1,027,140

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.6% Value
Peru  2.7%  - continued
Peru Government International
Bond
$ 7,000,000 2.783%,  1/23/2031 $ 6,464,850
1,100,000 8.750%,  11/21/2033 1,383,745
2,000,000 3.000%,  1/15/2034 1,740,400
8,500,000 3.300%,  3/11/2041 6,613,000
Petroleos del Peru SA
2,500,000 5.625%,  6/19/2047
a
1,800,000
Total 19,029,135
Philippines  2.1%
Philippines Government
International Bond
3,000,000 3.750%,  1/14/2029 2,968,240
5,025,000 7.750%,  1/14/2031 5,855,023
1,625,000 6.375%,  10/23/2034 1,833,324
2,000,000 4.750%,  3/5/2035 2,016,059
2,420,000 3.950%,  1/20/2040 2,173,548
Total 14,846,194
Poland  1.2%
Bank Gospodarstwa Krajowego
1,500,000 5.375%,  5/22/2033
a
1,564,124
Poland Government International
Bond
3,000,000 5.500%,  4/4/2053 2,957,287
3,000,000 4.875%,  10/4/2033 3,053,207
1,000,000 5.375%,  2/12/2035 1,045,318
Total 8,619,936
Qatar  0.8%
Qatar Government International
Bond
3,000,000 3.250%,  6/2/2026
a
2,984,481
QatarEnergy
3,000,000 3.125%,  7/12/2041
a
2,341,050
Total 5,325,531
Romania  3.3%
Romania Government International
Bond
4,100,000 4.000%,  2/14/2051 2,827,808
2,000,000 3.000%,  2/27/2027 1,962,941
6,000,000 5.250%,  11/25/2027
a
6,080,290
4,000,000 3.000%,  2/14/2031 3,593,080
2,000,000 3.625%,  3/27/2032
a
1,802,500
2,000,000 7.125%,  1/17/2033
a
2,157,270
1,500,000 6.375%,  1/30/2034
a
1,541,059
1,000,000 5.750%,  3/24/2035
a
978,107
2,000,000 7.500%,  2/10/2037
a
2,191,784
Total 23,134,839
Saudi Arabia  4.0%
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 7,821,829
6,300,000 3.250%,  10/26/2026
a
6,247,409
1,000,000 5.125%,  1/13/2028
a
1,020,976
4,000,000 3.625%,  3/4/2028
a
3,958,100
2,300,000 4.375%,  4/16/2029
a
2,316,092
1,500,000 2.250%,  2/2/2033
a
1,293,909
Principal
Amount Long-Term Fixed Income  96.6% Value
Saudi Arabia  4.0%  - continued
$ 1,500,000 4.500%,  10/26/2046 $ 1,326,013
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
4,061,880
Total 28,046,208
Senegal  0.3%
Senegal Government International
Bond
2,200,000 6.250%,  5/23/2033 1,572,807
1,000,000 6.750%,  3/13/2048 639,079
Total 2,211,886
Serbia  1.0%
Serbia Government International
Bond
2,000,000 6.250%,  5/26/2028
a
2,083,606
1,500,000 6.500%,  9/26/2033
a
1,637,564
3,000,000 6.000%,  6/12/2034
a,b
3,150,500
Total 6,871,670
South Africa  3.1%
Eskom Holdings SOC, Ltd.
6,000,000 6.350%,  8/10/2028
a,b
6,177,156
3,000,000 8.450%,  8/10/2028 3,210,188
South Africa Government
International Bond
2,000,000 7.100%,  11/19/2036
a
2,150,925
3,500,000 6.250%,  3/8/2041 3,348,450
2,000,000 5.375%,  7/24/2044 1,701,658
6,100,000 5.650%,  9/27/2047 5,153,965
Total 21,742,342
Sri Lanka  1.0%
Sri Lanka Government International
Bond
1,176,052 4.000%,  4/15/2028
a
1,127,540
2,438,280 3.350%,  3/15/2033
a,c
2,128,596
946,400 3.600%,  6/15/2035
a,c
732,495
1,142,640 3.600%,  5/15/2036
a,c
1,042,474
2,286,240 3.600%,  2/15/2038
a,c
2,109,046
Total 7,140,151
Suriname  0.1%
Suriname Government International
Bond
1,000,000 7.700%,  11/6/2030
a,e
1,006,000
Total 1,006,000
Trinidad and Tobago  0.4%
Port of Spain Waterfront
Development
966,667 7.875%,  2/19/2040
a
979,436
Telecommunications Services of
Trinidad and Tobago, Ltd.
2,000,000 8.875%,  10/18/2029
a
2,044,700
Total 3,024,136
Turkey  3.6%
TC Ziraat Bankasi AS
1,000,000 7.250%,  2/4/2030
a
1,028,756

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  96.6% Value
Turkey  3.6%  - continued
Turkiye Government International
Bond
$ 5,600,000 6.125%,  10/24/2028 $ 5,733,754
3,000,000 7.125%,  2/12/2032 3,122,595
2,800,000 6.500%,  9/20/2033
b
2,809,913
1,000,000 6.950%,  9/16/2035 1,012,927
4,435,000 6.750%,  5/30/2040
b
4,331,352
2,000,000 6.000%,  1/14/2041 1,779,827
1,000,000 4.875%,  4/16/2043 761,450
1,800,000 5.750%,  5/11/2047 1,463,000
Turkiye Ihracat Kredi Bankasi AS
3,000,000 9.375%,  1/31/2026
a
3,034,349
Total 25,077,923
Ukraine  1.0%
Ukraine Government International
Bond
74,612 Zero Coupon,  2/1/2030
a,c
39,203
375,226 Zero Coupon,  2/1/2030
c
197,154
1,402,166 Zero Coupon,  2/1/2034
c
580,806
278,813 Zero Coupon,  2/1/2034
a,c
115,490
2,132,932 4.500%,  2/1/2034
c
1,194,975
409,769 4.500%,  2/1/2034
a,c
229,573
1,184,929 Zero Coupon,  2/1/2035
c
602,978
235,617 Zero Coupon,  2/1/2035
a,c
119,899
2,310,025 4.500%,  2/1/2035
c
1,281,372
546,358 4.500%,  2/1/2035
a,c
303,065
987,441 Zero Coupon,  2/1/2036
c
502,274
196,347 Zero Coupon,  2/1/2036
a,c
99,875
2,426,201 4.500%,  2/1/2036
c
1,332,232
409,769 4.500%,  2/1/2036
a,c
225,005
Total 6,823,901
United Arab Emirates  2.8%
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
2,092,721
3,000,000 3.000%,  9/15/2051
a,b
2,133,757
2,000,000 3.125%,  5/3/2026
a
1,992,852
8,500,000 2.500%,  9/30/2029
a
8,096,199
Emirate of Sharjah Government
International Bond
6,000,000 4.000%,  7/28/2050
a
4,201,563
UAE Government International
Bond
1,000,000 4.951%,  7/7/2052 989,086
Total 19,506,178
United Kingdom  0.3%
NAK Naftogaz Ukraine via Kondor
Finance plc
2,335,120 7.625%,  11/8/2028
a
1,823,840
Total 1,823,840
Uruguay  2.1%
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 2,790,000
2,000,000 5.100%,  6/18/2050 1,929,000
9,840,312 4.375%,  1/23/2031 9,939,699
Total 14,658,699
Principal
Amount Long-Term Fixed Income  96.6% Value
Uzbekistan  1.1%
Uzbekistan Government
International Bond
$ 1,000,000 7.850%,  10/12/2028
a
$ 1,076,217
1,000,000 3.700%,  11/25/2030 933,058
3,000,000 3.900%,  10/19/2031
a,b
2,785,379
1,000,000 6.947%,  5/25/2032
a,b
1,084,946
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,897,024
Total 7,776,624
Venezuela  1.1%
Petroleos de Venezuela SA
6,000,000 12.750%,  2/17/2022
d
1,581,000
10,500,000 6.000%,  11/15/2026
d
2,320,500
Venezuela Government
International Bond
3,800,000 12.750%,  8/23/2022
d
1,102,380
7,000,000 9.000%,  5/7/2023
d
1,785,700
2,500,000 11.750%,  10/21/2026
d
740,000
Total 7,529,580
Virgin Islands, British  3.4%
Sinopec Group Overseas
Development 2017, Ltd.
3,000,000 3.625%,  4/12/2027 2,988,673
Sinopec Group Overseas
Development 2018, Ltd.
6,200,000 2.300%,  1/8/2031 5,740,535
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 12,421,499
3,000,000 3.500%,  5/4/2027 2,984,163
Total 24,134,870
Zambia  0.3%
Zambia Government International
Bond
1,391,783 0.500%,  12/31/2053 971,587
1,239,205 5.750%,  6/30/2033
c
1,189,674
Total 2,161,261
Total Long-Term Fixed Income
(cost $686,825,027) 679,734,854
Shares
Collateral Held for Securities
Loaned 1.0%
7,422,593 Thrivent Cash Management Trust 7,422,593
Total Collateral Held for
Securities Loaned
(cost $7,422,593) 7,422,593

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 2.0% Value
State Street Institutional U.S.
Government Money Market Fund
13,917,280 4.014%
f
$ 13,917,280
Total Short-Term Investments
(cost $13,917,280) 13,917,280
Total Investments (cost
$708,164,900) 99.6% $701,074,727
Other Assets and Liabilities,
Net 0.4% 2,771,482
Total Net Assets 100.0% $703,846,209
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $247,868,516 or
35.2% of total net assets.
b All or a portion of the security is on loan.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
October 31, 2025.
d Defaulted security.  Interest is not being accrued.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of October 31, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 7,195,417
Total lending $7,195,417
Gross amount payable upon return of
collateral for securities loaned $7,422,593
Net amounts due to counterparty $227,176
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $31,493,380
Gross unrealized depreciation (38,542,866)
Net unrealized appreciation (depreciation) ($7,049,486)
Cost for federal income tax purposes $708,124,213

Emerging Markets Debt Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 2,044,700 – 2,044,700 –
Energy 20,190,659 – 20,190,659 –
Foreign Government 656,524,555 – 656,524,555 –
Utilities 974,940 – 974,940 –
Short-Term Investments 13,917,280 13,917,280 – –
Subtotal Investments in Securities $693,652,134 $ 13,917,280 $679,734,854 $–
Other Investments  * Total
Collateral Held for Securities Loaned 7,422,593
Subtotal Other Investments $7,422,593
Total Investments at Value $701,074,727
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $11,834 $37,345 $49,179 $– – –%
Total Affiliated Short-Term Investments 11,834 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,780 171,466 170,823 7,423 7,423 1.0
Total Collateral Held for Securities Loaned 6,780 7,423 1.0
Total Value $18,614 $7,423
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $– $– $– $167
Total Income/Non Cash Income from Affiliated Investments $167
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 81
Total Affiliated Income from Securities Loaned, Net $81
Total $– $– $–

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.0% Value
Bermuda  0.2%
186,000 BOE Varitronix, Ltd. $ 119,157
4,114 Credicorp, Ltd. 1,073,754
Total 1,192,911
Brazil  4.0%
267,400 Allos SA 1,237,109
53,600 Alupar Investimento SA 325,389
411,200 Ambev SA 974,507
98,500 Banco ABC Brasil SA 421,467
444,258 Banco Bradesco SA ADR 1,501,592
258,800 Banco do Brasil SA 1,056,376
320,500 Banco do Estado do Rio Grande
do Sul SA 817,342
22,134 Centrais Eletricas Brasileiras SA
ADR 229,087
2,176,900 Cogna Educacao SA 1,513,324
166,800 Companhia de Saneamento de
Minas Gerais COPASA MG 1,167,611
6,622 Companhia Paranaense de Energia
- COPEL ADR 64,299
153,700 CPFL Energia SA 1,185,044
166,000 Cury Construtora e Incorporadora
SA 1,078,393
225,600 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 1,277,713
666,300 Direcional Engenharia SA 2,112,859
14,100 Equatorial Energia SA 95,844
547,447 Itau Unibanco Holding SA ADR 4,029,210
30,200 M. Dias Branco SA 164,923
807,000 Magazine Luiza SA 1,269,012
82,600 Metalurgica Gerdau SA 168,733
106,100 Minerva SA/Brazil
a
141,008
89,536 Petroleo Brasileiro SA - Petrobras
ADR 1,042,199
179,600 Sendas Distribuidora SA 287,429
144,200 Telefonica Brasil SA 864,672
132,000 TIM SA/Brazil 595,232
30,700 Transmissora Alianca de Energia
Eletrica SA 217,470
62,900 Tupy SA 144,858
349,753 Vale SA ADR 4,228,514
Total 28,211,216
Canada  0.2%
94,100 China Gold International Resources
Corporation, Ltd. 1,583,980
Total 1,583,980
Cayman Islands  16.9%
854,000 3SBio, Inc.
b
3,397,769
597,500 AAC Technologies Holdings, Inc. 3,071,385
1,035,604 Alibaba Group Holding, Ltd. 22,036,358
960,000 China Hongqiao Group, Ltd. 3,644,923
221,000 China Lesso Group Holdings, Ltd. 126,466
794,500 China Resources Land, Ltd. 2,870,479
559,400 Chow Tai Fook Jewellery Group,
Ltd. 1,094,871
1,635,000 Consun Pharmaceutical Group,
Ltd. 3,162,636
1,340,000 Geely Automobile Holdings, Ltd. 3,178,895
982,500 Greentown China Holdings, Ltd. 1,051,567
323,000 HBM Holdings, Ltd.
a,b
559,796
303,697 Hello Group, Inc. ADR 2,062,103
Shares Common Stock  98.0% Value
Cayman Islands  16.9%  - continued
13,933 JOYY, Inc. ADR $ 826,366
1,061,500 Kingboard Holdings, Ltd. 3,803,177
168,500 Kuaishou Technology
b
1,564,410
120,520 Meituan
a,b
1,586,375
218,500 NetDragon Websoft Holdings, Ltd. 341,345
55,885 NetEase, Inc. ADR 7,829,489
394,000 Newborn Town, Inc.
a
535,624
850,000 Nexteer Automotive Group, Ltd. 736,824
128,883 NU Holdings, Ltd./Cayman Islands
a
2,076,305
24,600 PDD Holdings, Inc. ADR
a
3,317,802
55,800 Pop Mart International Group, Ltd.
b
1,587,238
511,000 Q Technology Group Company,
Ltd. 918,932
4,912,000 Shui On Land, Ltd. 448,176
983,000 Sino Biopharmaceutical, Ltd. 895,446
153,000 TCL Electronics Holdings, Ltd. 181,660
483,300 Tencent Holdings, Ltd. 39,257,378
11,103 Tencent Music Entertainment Group
ADR 247,819
26,824 UP Fintech Holding, Ltd. ADR
a
289,163
476,500 WuXi Biologics (Cayman), Inc.
a,b
2,222,442
757,200 Xiaomi Corporation
a,b
4,200,880
Total 119,124,099
Chile  0.4%
24,702 Banco de Chile ADR 862,347
18,290 Banco de Credito e Inversiones SA 938,667
12,662 Banco Santander Chile SA ADR 363,399
2,738,885 Colbun SA 411,755
122,237 Parque Arauco SA 340,799
Total 2,916,967
China  11.3%
684,000 Aluminum Corporation of China,
Ltd., Class H 869,719
100,000 Anhui Expressway Company, Ltd. 158,766
151,400 Avary Holding Shenzhen Company,
Ltd. 1,115,993
3,848,500 BAIC Motor Corporation, Ltd.
a,b
995,146
1,699,700 Bank of Beijing Company, Ltd. 1,335,694
55,400 BYD Company, Ltd., Class H 715,767
1,408,600 Changjiang Securities Company,
Ltd. 1,746,841
4,203,000 China Construction Bank
Corporation, Class H 4,161,146
1,208,000 China International Capital
Corporation, Ltd.
b
3,286,421
458,399 China Life Insurance Company,
Ltd., Class A 2,834,571
497,000 China Life Insurance Company,
Ltd., Class H 1,567,286
1,923,000 China Minsheng Banking
Corporation, Ltd. 985,181
726,000 China National Building Material
Company, Ltd. 514,486
375,700 China Pacific Insurance (Group)
Company, Ltd., Class A 1,875,019
400,200 China Pacific Insurance (Group)
Company, Ltd., Class H 1,622,432
449,500 CITIC Securities Company, Ltd.,
Class H 1,711,287
966,000 CMOC Group, Ltd. 2,091,351
1,388,000 COSCO SHIPPING Holdings
Company, Ltd., Class H 2,407,115

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.0% Value
China  11.3%  - continued
261,700 Gree Electric Appliances, Inc. of
Zhuhai $ 1,463,342
188,400 Guosen Securities Company, Ltd. 371,992
356,000 Harbin Electric Company, Ltd. 585,367
717,600 Huatai Securities Company, Ltd.,
Class H
b
1,804,110
855,600 Huaxia Bank Company, Ltd. 819,107
130,400 HUAYU Automotive Systems
Company, Ltd. 374,484
696,000 Industrial and Commercial Bank of
China, Ltd., Class H 539,260
728,100 Industrial Securities Company, Ltd. 704,700
287,000 Inner Mongolia Yili Industrial Group
Company, Ltd. 1,106,458
122,000 Lenovo Group, Ltd. 177,980
8,700 Midea Group Company, Ltd. 93,454
380,900 New China Life Insurance
Company, Ltd., Class A 3,630,391
408,000 New China Life Insurance
Company, Ltd., Class H 2,578,402
4,877,000 People's Insurance Company
(Group) of China, Ltd., Class H 4,380,081
379,500 PetroChina Company, Ltd., Class A 488,693
1,944,000 PetroChina Company, Ltd., Class H 2,009,549
286,000 PICC Property and Casualty
Company, Ltd. 675,682
36,400 Ping An Insurance (Group)
Company of China, Ltd., Class A 296,019
669,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 4,836,690
2,454,900 SAIC Motor Corporation, Ltd. 5,743,707
2,076,800 SDIC Capital Company, Ltd. 2,289,380
2,475,200 Shandong Weigao Group Medical
Polymer Company, Ltd. 1,732,612
113,600 Sinopharm Group Company, Ltd. 283,156
562,000 Tong Ren Tang Technologies
Company, Ltd. 335,369
116,039 Vipshop Holdings, Ltd. ADR 2,029,522
2,800 WuXi AppTec Company, Ltd., Class
A 39,109
306,600 WuXi AppTec Company, Ltd., Class
H
b
4,284,158
157,000 Xinhua Winshare Publishing and
Media Company, Ltd. 210,737
501,800 Zhejiang Dahua Technology
Company, Ltd. 1,443,026
568,000 Zhejiang Expressway Company,
Ltd. 554,486
445,400 Zhejiang Longsheng Group
Company, Ltd. 659,491
822,000 Zijin Mining Group Company, Ltd. 3,400,626
Total 79,935,361
Colombia  0.5%
41,449 Grupo Cibest SA 672,058
46,415 Grupo Cibest SA ADR 2,693,927
Total 3,365,985
Cyprus  <0.1%
71,245 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic  0.4%
12,509 CEZ AS 766,166
Shares Common Stock  98.0% Value
Czech Republic  0.4%  - continued
15,516 Komercni Banka AS $ 793,738
92,722 Moneta Money Bank AS
b
784,846
285 Philip Morris CR 243,007
Total 2,587,757
Egypt  <0.1%
64,927 Commercial International Bank
Egypt SAE GDR 138,425
Total 138,425
Greece  0.8%
17,365 Aegean Airlines SA 263,807
220,547 Alpha Bank SA 864,587
383,947 Eurobank Ergasias Services and
Holdings SA 1,444,250
74,927 HELLENiQ ENERGY Holdings SA 659,021
141,671 National Bank of Greece SA 2,082,345
73,469 Piraeus Financial Holdings SA 573,806
Total 5,887,816
Hong Kong  0.6%
505,000 China Overseas Grand Oceans
Group, Ltd. 141,097
718,800 China Taiping Insurance Holdings
Company, Ltd. 1,635,031
415,000 Genertec Universal Medical Group
Company, Ltd.
b
330,574
1,234,000 Guangdong Investment, Ltd. 1,172,279
441,000 Simcere Pharmaceutical Group,
Ltd.
b
702,398
Total 3,981,379
Hungary  0.7%
225,600 MOL Hungarian Oil & Gas plc 1,984,562
33,636 OTP Bank Nyrt 3,210,739
Total 5,195,301
India  15.6%
46,490 Aditya Birla Sun Life Asset
Management Company, Ltd. 398,605
82,719 Bajaj Finserv, Ltd. 1,944,150
1,120,325 Bharat Petroleum Corporation, Ltd. 4,494,412
403,781 Bharti Airtel, Ltd. 9,350,029
24,268 Ceat, Ltd. 1,102,447
406,042 Chambal Fertilisers and Chemicals,
Ltd. 2,198,188
273,575 Cipla, Ltd. 4,626,108
17,645 Coromandel International, Ltd. 421,938
25,000 Eicher Motors, Ltd. 1,971,561
85,604 HCL Technologies, Ltd. 1,485,328
88,110 HDFC Asset Management
Company, Ltd.
b
5,337,037
690,962 HDFC Bank, Ltd. 7,682,702
137,446 HDFC Life Insurance Company,
Ltd.
b
1,132,124
13,447 Hero MotoCorp, Ltd. 839,366
521,973 Hindalco Industries, Ltd. 4,978,482
8,902 Hindustan Aeronautics, Ltd. 468,948
923,562 Hindustan Petroleum Corporation,
Ltd. 4,940,944
145,409 ICICI Bank, Ltd. ADR 4,405,893
293,906 Infosys, Ltd. ADR
d
4,870,022
27,532 InterGlobe Aviation, Ltd.
b
1,744,391

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.0% Value
India  15.6%  - continued
106,936 Jindal Saw, Ltd. $ 211,047
278,284 JSW Steel, Ltd. 3,778,793
22,336 Kotak Mahindra Bank, Ltd. 529,113
10,613 Larsen & Toubro, Ltd. 481,559
47,313 LT Foods, Ltd. 224,060
13,351 LTIMindtree, Ltd.
b
854,023
55,656 Lupin, Ltd. 1,232,094
40,191 Mahindra & Mahindra, Ltd. 1,578,223
27,835 Maruti Suzuki India, Ltd. 5,069,187
20,356 Max Financial Services, Ltd.
a
354,314
1,225 MRF, Ltd. 2,172,596
26,202 Nava, Ltd. 182,521
185,521 NLC India, Ltd. 547,418
1,121,918 NMDC, Ltd. 957,102
5,907 Oberoi Realty, Ltd. 118,264
29,050 Orient Cement, Ltd. 70,181
5,004 Page Industries, Ltd. 2,321,256
239,315 Paradeep Phosphates, Ltd.
b
448,325
12,993 Persistent Systems, Ltd. 864,660
21,682 Pidilite Industries, Ltd. 352,876
406,175 Reliance Industries, Ltd. 6,796,465
84,286 SBI Life Insurance Company, Ltd.
b
1,854,468
93,052 Tata Consultancy Services, Ltd. 3,202,544
309,417 Tata Motors Passenger Vehicles,
Ltd. 1,428,124
309,417 Tata Motors, Ltd./new
a,c
863,415
1,893,910 Tata Steel, Ltd. 3,897,698
157,332 Tech Mahindra, Ltd. 2,521,841
10,952 UltraTech Cement, Ltd. 1,472,721
481,484 Wipro, Ltd. ADR
d
1,266,303
Total 110,043,866
Kuwait  0.7%
804,085 Agility Public Warehousing
Company KSCP 394,910
70,914 HumanSoft Holding Company
KSCC 571,936
694,905 Kuwait Finance House KSCP 1,819,099
120,656 Mobile Telecommunications
Company KSCP 208,519
541,243 National Bank of Kuwait KSCP 1,853,622
Total 4,848,086
Malaysia  0.2%
91,000 Hong Leong Bank Bhd 446,551
683,000 Sunway Construction Group Bhd 958,076
Total 1,404,627
Mexico  1.0%
37,438 America Movil SAB de CV ADR 852,463
28,138 Cemex SAB de CV ADR 285,600
623,900 Fibra Uno Administracion SA de CV 909,060
161,400 Grupo Financiero Banorte SAB de
CV ADR 1,515,180
116,000 Grupo Mexico SAB de CV 1,000,940
31,700 Industrias Penoles SAB de CV
a
1,339,237
217,800 Megacable Holdings SAB de CV 623,324
36,600 Regional SAB de CV 271,154
Total 6,796,958
Shares Common Stock  98.0% Value
Netherlands  <0.1%
23,246 JBS NV $ 307,080
Total 307,080
Philippines  0.1%
79,590 International Container Terminal
Services, Inc. 717,853
Total 717,853
Poland  1.1%
5,116 Asseco Poland SA 297,581
40,195 Bank Millennium SA
a
168,247
28,842 Bank Polska Kasa Opieki SA 1,476,762
76,302 Orlen SA 2,068,080
461,541 PGE Polska Grupa Energetyczna
SA
a
1,399,519
76,080 Powszechna Kasa Oszczednosci
Bank Polski SA 1,559,888
198,629 Tauron Polska Energia SA
a
537,716
Total 7,507,793
Qatar  0.4%
506,589 Baladna
a
212,458
378,839 Commercial Bank PSQC 430,759
461,137 Doha Bank QPSC 317,895
69,334 Gulf Warehousing Company 48,723
48,315 Qatar Islamic Bank QPSC 325,724
267,395 Qatar National Bank QPSC 1,359,968
Total 2,695,527
Russian Federation  <0.1%
647,134 Gazprom PJSC ADR
a,c
65
56,865 GMK Norilskiy Nickel PAO ADR
a,c
6
23,359 LUKOIL PJSC
a,c,e
0
23,091 Mechel PJSC ADR
a,c,d
2
1,696 Novatek PJSC GDR
a,c
0
26,150 Polyus PJSC
a,c,e
0
1,260,120 Sberbank of Russia PJSC
a,c,e
1
67,230 Sovcomflot OAO
a,c,e
0
257,974 Surgutneftegas PAO ADR
a,c
26
Total 100
Saudi Arabia  2.2%
44,261 Al Babtain Power &
Telecommunication Company 740,810
160,164 Al Rajhi Bank 4,526,896
321,692 Arab National Bank 2,080,548
209,187 Banque Saudi Fransi 995,531
13,164 Eastern Province Cement Company 90,845
83,020 Riyad Bank 602,835
21,289 Riyadh Cement Company 149,308
23,287 Saudi Arabian Mining Company
a
400,345
243,745 Saudi Arabian Oil Company
b
1,684,154
70,612 Saudi Electricity Company 301,819
36,225 Saudi Investment Bank 132,777
276,608 Saudi National Bank 2,943,263
63,746 Saudi Telecom Company 767,924
11,730 Theeb Rent A Car Company 205,039
Total 15,622,094
South Africa  2.5%
124,157 Absa Group, Ltd. 1,387,316
221,379 AECI, Ltd. 1,141,542

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.0% Value
South Africa  2.5%  - continued
658 Capitec Bank Holdings, Ltd. $ 145,581
30,182 Coronation Fund Managers, Ltd. 85,680
235,102 DataTec, Ltd. 975,084
152,494 FirstRand, Ltd. 723,721
69,110 Gold Fields, Ltd. ADR 2,654,515
689,168 Growthpoint Properties, Ltd. 648,325
41,517 Harmony Gold Mining Company,
Ltd. ADR 685,446
188,714 Momentum Group, Ltd. 363,329
28,122 MTN Group, Ltd. 280,953
40,825 Naspers, Ltd. 2,867,387
27,518 Nedbank Group, Ltd. 374,832
1,063,155 Old Mutual, Ltd. 831,338
542,032 Redefine Properties, Ltd. 168,875
22,899 Sanlam, Ltd. 120,151
331,452 Sibanye Stillwater, Ltd.
a
879,574
172,756 Standard Bank Group 2,540,352
31,218 Vodacom Group 252,718
356,277 Vukile Property Fund, Ltd. 465,600
Total 17,592,319
South Korea  11.8%
55,837 BNK Financial Group, Inc. 540,544
6,685 CJ Corporation 799,718
22,819 Green Cross Holdings Corporation 252,170
11,917 GS Holdings Corporation 400,549
49,078 Hana Financial Group, Inc. 2,940,193
2,674 Hanwha Aerospace Company, Ltd. 1,834,162
11,339 Hanwha Corporation 758,400
15,991 HD Hyundai Company, Ltd. 2,296,839
64 HD Hyundai Heavy Industries
Company, Ltd. 26,952
10,436 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 3,468,724
7,778 Hyundai Glovis Company, Ltd. 1,027,973
119,874 iM Financial Group Company, Ltd. 1,112,212
38,799 KB Financial Group, Inc. 3,167,301
20,460 Kia Corporation 1,716,157
17,006 Korean Reinsurance Company 126,642
24,034 LG Corporation 1,351,694
173,171 LG Uplus Corporation 1,852,343
30,541 LX International Corporation 645,283
114,114 Mirae Asset Securities Company,
Ltd. 2,098,120
6,464 PharmaResearch Company, Ltd. 2,447,319
1,588 Samsung Biologics Company,
Ltd.
*,a,c
1,289,993
19,309 Samsung C&T Corporation 3,055,673
317,084 Samsung Electronics Company,
Ltd. 23,868,885
854 Samsung Epis Holdings Company,
Ltd.
a,c
693,408
25,698 SD Biosensor, Inc. 172,252
72,522 Shinhan Financial Group Company,
Ltd. 3,724,914
40,557 SK Hynix, Inc. 15,780,465
19,359 SK Square Company, Ltd.
a
3,513,963
4,273 SK, Inc. 742,019
65,950 Woori Financial Group, Inc. 1,174,022
Total 82,878,889
Taiwan  20.3%
42,000 Acter Group Corporation, Ltd. 1,048,368
247,000 Arcadyan Technology Corporation 1,614,183
Shares Common Stock  98.0% Value
Taiwan  20.3%  - continued
2,195,000 Asia Cement Corporation $ 2,587,129
52,000 Asustek Computer, Inc. 1,174,758
130,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 578,781
69,000 Chipbond Technology Corporation 133,533
41,996 Chunghwa Telecom Company, Ltd.
ADR 1,788,190
571,000 Compal Electronics, Inc. 610,143
351,000 Compeq Manufacturing Company,
Ltd. 992,012
3,756,000 CTBC Financial Holding Company,
Ltd. 5,100,959
255,000 Delta Electronics, Inc. 8,201,787
403,000 Far Eastern New Century
Corporation 346,798
264,000 Far EasTone Telecommunications
Company, Ltd. 792,832
472,000 Feng Hsin Steel Company, Ltd. 971,913
131,000 Hannstar Board Corporation 400,711
1,167,000 Hon Hai Precision Industry
Company, Ltd. 9,706,389
726,000 Hua Nan Financial Holdings
Company, Ltd. 688,812
494,000 Lite-On Technology Corporation 2,865,937
136,000 Marketech International
Corporation 1,081,636
103,000 MediaTek, Inc. 4,368,174
410,000 Pegatron Corporation 986,373
69,000 Promate Electronic Company, Ltd. 106,292
46,000 Quanta Computer, Inc. 446,119
139,000 Sigurd Microelectronics
Corporation 470,273
102,000 Simplo Technology Company, Ltd. 1,161,098
1,739,000 SinoPac Financial Holdings
Company, Ltd. 1,447,532
48,000 Sunonwealth Electric Machine
Industry Company, Ltd. 234,287
276,000 Synnex Technology International
Corporation 508,826
47,000 Systex Corporation 197,523
126,529 Taichung Commercial Bank
Company, Ltd. 87,963
1,602 Taichung Commercial Bank
Company, Ltd., Rights
a,c
124
102,000 Taiwan Mobile Company, Ltd. 363,003
30,000 Taiwan Secom Company, Ltd. 105,258
1,729,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 83,613,897
212,164 Topco Scientific Company, Ltd. 2,350,847
64,000 Tripod Technology Corporation 707,788
420,000 Uni-President Enterprises
Corporation 1,073,067
11,000 United Integrated Services
Company, Ltd. 306,183
156,000 Wah Lee Industrial Corporation 456,847
20,000 Wiwynn Corporation 2,820,393
67,000 WPG Holdings, Ltd. 131,037
47,000 Yankey Engineering Company, Ltd. 700,998
Total 143,328,773
Thailand  3.1%
584,800 Advanced Info Service PCL NVDR 5,462,700
3,261,800 Charoen Pokphand Foods PCL
NVDR 2,126,652
1,064,500 Kasikornbank PCL NVDR 6,135,880

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.0% Value
Thailand  3.1%  - continued
84,600 Kiatnakin Phatra Bank PCL NVDR $ 171,962
3,606,900 Krung Thai Bank PCL NVDR 3,037,053
788,300 SCB X PCL NVDR 3,192,618
2,026,600 Thai Life Insurance PCL NVDR 645,120
308,000 TIDLOR Holdings PCL NVDR 200,115
213,300 Tisco Financial Group PCL
c
709,003
Total 21,681,103
Turkey  0.2%
1,879,984 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 901,094
106,145 Turk Hava Yollari Anonim Ortakligi 735,017
Total 1,636,111
United Arab Emirates  2.4%
121,000 Abu Dhabi Commercial Bank PJSC 474,719
39,244 Abu Dhabi Islamic Bank PJSC 225,501
578,978 Abu Dhabi National Oil Company
for Distribution PJSC 565,902
119,151 Air Arabia PJSC 126,430
216,325 Aldar Properties PJSC 530,022
1,690,406 Deyaar Development PJSC 474,716
922,929 Dubai Islamic Bank PJSC 2,387,447
307,899 Emaar Development PJSC 1,250,704
980,702 Emaar Properties PJSC 3,794,968
345,318 Emirates NBD Bank PJSC 2,641,865
234,915 Emirates Telecommunications
Group Company PJSC 1,240,300
671,843 First Abu Dhabi Bank PJSC 3,189,245
Total 16,901,819
United Kingdom  0.4%
36,033 AngloGold Ashanti plc 2,470,560
Total 2,470,560
Virgin Islands, British  <0.1%
17,004 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $518,785,630) 690,554,755
Shares Preferred Stock 1.4%
Brazil  0.8%
39,800 Bradespar SA 137,230
586,600 Companhia de Saneamento do
Parana 742,525
218,900 Companhia de Saneamento do
Parana, Units 1,399,264
159,800 Itausa SA 345,445
486,200 Petroleo Brasileiro SA 2,682,258
Total 5,306,722
Russian Federation  <0.1%
2,930,700 Surgutneftegas PAO
a,c,e
4
65,200 Transneft PJSC
a,c,e
0
Total 4
South Korea  0.6%
2,467 Hyundai Motor Company, 2nd
Preferred 380,104
Shares Preferred Stock  1.4% Value
South Korea  0.6%  - continued
8,928 Hyundai Motor Company, Preferred $ 1,357,102
47,250 Samsung Electronics Company,
Ltd. 2,788,457
Total 4,525,663
Total Preferred Stock
(cost $11,181,641) 9,832,389
Shares
Collateral Held for Securities
Loaned 0.9%
6,260,324 Thrivent Cash Management Trust 6,260,324
Total Collateral Held for
Securities Loaned
(cost $6,260,324) 6,260,324
Shares or
Principal
Amount Short-Term Investments 0.6%
Federal Home Loan Bank Discount
Notes
400,000 4.150%,  11/19/2025
f,g
399,185
Federal Home Loan Mortgage
Corporation Discount Notes
700,000 3.902%,  12/8/2025
f,g
697,192
State Street Institutional U.S.
Government Money Market Fund
3,412,458 4.014%
f
3,412,459
Total Short-Term Investments
(cost $4,508,821) 4,508,836
Total Investments (cost
$540,736,416) 100.9% $711,156,304
Other Assets and Liabilities,
Net (0.9%) (6,168,306)
Total Net Assets 100.0% $704,987,998
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $40,361,085 or
5.7% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Emerging Markets Equity Fund as of October 31, 2025
was $1,289,993 or 0.18% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of October 31, 2025.

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Security
Acquisition
Date Cost
Samsung Biologics Company,
Ltd.  2/24/2022 $ 1,005,696
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of October 31, 2025:
Securities Lending Transactions
Common Stock $ 6,074,036
Total lending $6,074,036
Gross amount payable upon return of
collateral for securities loaned $6,260,324
Net amounts due to counterparty $186,288
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $183,795,328
Gross unrealized depreciation (28,392,831)
Net unrealized appreciation (depreciation) $155,402,497
Cost for federal income tax purposes $556,136,827

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 78,170,473 13,606,430 64,564,043 0
Consumer Discretionary 74,590,888 5,347,324 69,243,564 –
Consumer Staples @ 7,439,430 307,080 7,132,350 0
Energy @ 28,465,009 1,042,199 27,422,719 91
Financials 170,632,338 17,295,590 152,627,620 709,128
Health Care 28,658,809 – 26,675,408 1,983,401
Industrials 32,275,559 – 31,412,144 863,415
Information Technology 195,943,842 6,136,325 189,807,517 –
Materials @ 50,606,136 7,854,075 42,752,053 8
Real Estate 15,350,855 – 15,350,855 –
Utilities 8,421,416 293,386 8,128,030 –
Preferred Stock
Consumer Discretionary 1,737,206 – 1,737,206 –
Energy @ 2,682,262 – 2,682,258 4
Financials 345,445 – 345,445 –
Information Technology 2,788,457 – 2,788,457 –
Materials 137,230 – 137,230 –
Utilities 2,141,789 – 2,141,789 –
Short-Term Investments 4,508,836 3,412,459 1,096,377 –
Subtotal Investments in Securities $704,895,980 $55,294,868 $646,045,065 $3,556,047
Other Investments  * Total
Collateral Held for Securities Loaned 6,260,324
Subtotal Other Investments $6,260,324
Total Investments at Value $711,156,304
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Emerging Markets Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 383,020 383,020 – –
Total Asset Derivatives $383,020 $383,020 $– $–

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents Emerging Markets Equity Fund's futures contracts held as of October 31, 2025. Investments and/or cash totaling
$1,096,377 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 108 December 2025 $ 7,218,020 $ 383,020
Total Futures Long Contracts $ 7,218,020 $ 383,020
Total Futures Contracts $ 7,218,020 $383,020
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2025, for Emerging Markets
Equity Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 383,020
Total Equity Contracts 383,020
Total Asset Derivatives $383,020
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2025, for
Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 5,222,242
Total Equity Contracts
5,222,242
Total $5,222,242
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2025, for Emerging Markets Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (9,057)
Total Equity Contracts (9,057)
Total (9,057)
The following table presents Emerging Markets Equity Fund's average volume of derivative activity during the period ended October 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $20,927,752

Emerging Markets Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $4,565 $42,469 $47,034 $– – –%
Total Affiliated Short-Term Investments 4,565 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,190 52,263 50,193 6,260 6,260 0.9
Total Collateral Held for Securities Loaned 4,190 6,260 0.9
Total Value $8,755 $6,260
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $– $– $– $63
Total Income/Non Cash Income from Affiliated Investments $63
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 92
Total Affiliated Income from Securities Loaned, Net $92
Total $– $– $–

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.9% Value
Australia  6.8%
61,319 AGL Energy, Ltd. $ 371,450
92,179 Australia and New Zealand
Banking Group, Ltd. 2,207,846
236,282 BHP Group, Ltd. 6,735,984
194,092 Brambles, Ltd. 3,153,914
57,044 Commonwealth Bank of Australia 6,400,629
11,898 Computershare, Ltd. 284,238
41,357 Deterra Royalties, Ltd. 110,259
381,840 DEXUS Property Group 1,820,527
603,690 GPT Group 2,120,465
320,490 Insurance Australia Group, Ltd. 1,647,589
19,892 JB Hi-Fi, Ltd. 1,360,740
194,283 Medibank, Private Ltd. 620,053
84,665 National Australia Bank, Ltd. 2,413,807
11,355 Netwealth Group, Ltd. 228,553
79,156 Orica, Ltd. 1,150,956
4,589 Pro Medicus, Ltd. 787,954
438,734 QBE Insurance Group, Ltd. 5,692,392
51,363 Rio Tinto, Ltd. 4,459,664
3,906 Steadfast Group, Ltd. 14,309
88,656 Technology One, Ltd. 2,135,196
540,732 Telstra Corporation, Ltd. 1,727,553
95,353 Westpac Banking Corporation 2,412,860
59,778 Worley, Ltd. 558,267
Total 48,415,205
Austria  <0.1%
8,792 Wienerberger AG 260,986
Total 260,986
Belgium  0.6%
4,425 Ackermans & van Haaren NV 1,102,031
1,935 Aedifica SA 141,309
46,887 Anheuser-Busch InBev NV 2,859,027
Total 4,102,367
Bermuda  0.2%
29,800 Jardine Matheson Holdings, Ltd. 1,749,695
Total 1,749,695
Cayman Islands  0.4%
3,299,500 WH Group, Ltd.
a
3,173,846
Total 3,173,846
Denmark  1.5%
969 A.P. Moller - Maersk AS, Class B 1,992,194
6,731 Genmab AS
b
1,919,869
136,831 Novo Nordisk AS 6,736,425
696 Pandora AS 93,131
Total 10,741,619
Finland  0.6%
168,997 Fortum Oyj 3,768,605
1,814 Konecranes Oyj 179,055
Total 3,947,660
France  9.7%
21,384 Air Liquide SA 4,138,617
224,058 AXA SA 9,721,477
112,155 BNP Paribas SA 8,687,264
10,901 Compagnie de Saint-Gobain SA 1,058,069
260,132 Credit Agricole SA 4,695,719
Shares Common Stock  98.9% Value
France  9.7%  - continued
15,644 Danone SA $ 1,381,619
363,738 Engie SA 8,516,145
6,038 FORVIA SE
b
77,320
1,109 Hermes International SCA 2,744,165
440 Ipsen SA 61,834
9,356 Ipsos SA 358,627
41,703 Legrand SA 7,201,562
5,849 LVMH Moet Hennessy Louis Vuitton
SE 4,134,190
32,941 Safran SA 11,704,494
4,365 Schneider Electric SE 1,243,713
2,774 Technip Energies NV 112,718
22,462 Vinci SA 3,003,522
1,256 Wendel SA 117,888
Total 68,958,943
Germany  9.4%
33,975 Allianz SE 13,652,515
8,497 Deutsche Bank AG 304,193
20,678 Deutsche Boerse AG 5,236,476
273,756 Deutsche Telekom AG 8,479,604
53,252 E.ON SE 990,823
3,119 Freenet AG 96,994
35,653 Fresenius Medical Care AG 1,914,103
22,079 Heidelberg Materials AG 5,179,791
4,462 KION Group AG 317,044
15,961 Mercedes-Benz Group AG 1,035,618
11,533 Muenchener Rueckversicherungs-
Gesellschaft AG 7,135,364
1,258 Rheinmetall AG 2,472,945
40,790 SAP SE 10,608,310
10,441 Scout24 SE
a
1,207,457
13,379 Siemens AG 3,791,555
34,080 Siemens Energy AG
b
4,245,849
1,170 Talanx AG 142,472
Total 66,811,113
Hong Kong  1.3%
714,000 CK Hutchison Holdings, Ltd. 4,734,873
458,800 Link REIT 2,389,254
160,500 Sun Hung Kai Properties, Ltd. 1,953,090
Total 9,077,217
Ireland  0.3%
32,545 AIB Group plc 299,944
38,835 Bank of Ireland Group plc 635,842
38,150 Ryanair Holdings plc 1,155,009
Total 2,090,795
Israel  1.2%
74,459 Bank Hapoalim BM 1,510,228
82,309 Bank Leumi Le-Israel BM 1,670,542
102,424 Bezeq Israel Telecommunication
Corporation, Ltd. 209,795
20,532 Check Point Software Technologies,
Ltd.
b
4,017,702
2,525 Monday.com, Ltd.
b
518,231
13,976 Plus500, Ltd. 581,533
Total 8,508,031
Italy  4.0%
11,513 ACEA SPA 278,943

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.9% Value
Italy  4.0%  - continued
36,083 Banca Monte dei Paschi di Siena
SPA $ 316,464
28,750 Buzzi SPA 1,731,984
47,815 Enel SPA 483,683
9,016 Eni SPA 166,250
174,035 Generali 6,699,603
288,717 Italgas SPA 3,029,473
32,598 Lottomatica Group SPA 803,803
106,774 Pirelli & C. SPA
a
749,555
31,300 Recordati SPA 1,863,023
152,273 UniCredit SPA 11,275,260
60,366 Unipol Assicurazioni SPA 1,321,607
Total 28,719,648
Japan  22.4%
32,800 Advantest Corporation 4,911,663
4,000 Ain Holdings, Inc. 167,597
115,900 Amada Company, Ltd. 1,382,065
13,600 Arcs Company, Ltd. 276,373
7,100 Asics Corporation 180,796
17,300 Bandai Namco Holdings, Inc. 538,418
1,900 BayCurrent, Inc. 87,142
3,800 BIPROGY, Inc. 153,487
7,100 Bridgestone Corporation 309,951
38,900 Brother Industries, Ltd. 662,106
47,900 Chugai Pharmaceutical Company,
Ltd. 2,192,275
6,800 Cosmo Energy Holdings Company,
Ltd. 155,281
76,500 Dai Nippon Printing Company, Ltd. 1,276,815
258,300 Dai-ichi Mutual Life Insurance
Company, Ltd. 1,813,007
305,000 Daiwa Securities Group, Inc. 2,347,266
24,100 Denso Corporation 336,720
2,000 DISCO Corporation 664,166
5,200 Fast Retailing Company, Ltd. 1,909,024
44,200 FUJIFILM Holdings NPV 1,024,410
20,100 Heiwa Corporation 261,287
131,000 Hitachi, Ltd. 4,474,827
529,300 Honda Motor Company, Ltd.
c
5,349,766
25,900 Hoya Corporation 4,206,991
52,000 Inaba Denki Sangyo Company, Ltd. 1,531,245
45,600 ITOCHU Corporation 2,641,303
67,600 Japan Post Bank Company, Ltd. 757,463
270,100 Japan Post Holdings Company,
Ltd. 2,531,123
293,300 KDDI Corporation 4,675,308
6,400 Keyence Corporation 2,375,263
63,400 Komatsu, Ltd. 2,120,792
207,200 Kyocera Corporation 2,749,421
46,500 Kyoei Steel, Ltd. 692,261
14,600 Makita Corporation 441,377
21,600 Mazda Motor Corporation 148,842
14,300 MEITEC Group Holdings, Inc. 293,129
49,100 Mitsubishi Corporation 1,179,021
35,300 Mitsubishi Electric Corporation 1,002,259
39,300 Mitsubishi HC Capital, Inc. 307,431
224,800 Mitsubishi Heavy Industries, Ltd. 6,786,641
580,800 Mitsubishi UFJ Financial Group,
Inc. 8,773,147
26,700 Mitsui & Company, Ltd. 656,597
128,200 Mizuho Financial Group, Inc. 4,294,121
62,500 NEC Corporation 2,270,003
22,400 Nintendo Company, Ltd. 1,910,494
26,000 Nippon Shokubai Company, Ltd. 301,245
Shares Common Stock  98.9% Value
Japan  22.4%  - continued
347,000 Nippon Steel Corporation $ 1,430,345
68,400 Nippon Yusen Kabushiki Kaisha 2,362,080
3,600 Nishimatsu Construction Company,
Ltd. 123,660
93,700 Nissan Motor Company, Ltd.
b
214,173
20,100 Nitto Kogyo Corporation 481,342
152,500 Nomura Holdings, Inc. 1,088,256
33,000 Nomura Real Estate Holdings, Inc. 188,459
16,100 NS Solutions Corporation 405,669
7,800 NSD Company, Ltd. 166,652
3,959,700 NTT, Inc. 4,075,536
144,600 Ono Pharmaceutical Company, Ltd. 1,764,613
261,500 Panasonic Holdings Corporation 3,038,430
90,500 Persol Holdings Company, Ltd. 150,127
7,200 Rakuten Bank, Ltd.
b
395,189
111,900 Rakuten Group, Inc.
b
732,073
99,300 Recruit Holdings Company, Ltd. 4,924,086
7,600 Sanrio Company, Ltd. 351,716
27,100 SBI Holdings, Inc. 1,211,019
128,100 Seiko Epson Corporation 1,623,106
168,900 Sekisui House, Ltd. 3,623,796
14,200 Shin-Etsu Chemical Company, Ltd. 426,837
1,173,800 SoftBank Corporation 1,667,969
19,300 SoftBank Group Corporation 3,386,545
44,400 Sojitz Corporation 1,177,952
129,600 Sompo Holdings, Inc. 3,949,621
296,100 Sony Group Corporation 8,246,263
35,900 Subaru Corporation 763,705
98,500 Sumitomo Corporation 2,865,458
85,700 Sumitomo Forestry Company, Ltd. 891,518
78,400 Sumitomo Mitsui Financial Group,
Inc. 2,122,587
18,900 Taiyo Holdings Company, Ltd. 1,011,026
80,400 Takeda Pharmaceutical Company,
Ltd. 2,169,796
4,300 TBS Holdings, Inc. 148,469
67,600 Timee, Inc.
b,c
651,874
36,900 Toagosei Company, Ltd. 366,042
57,100 Tokio Marine Holdings, Inc. 2,129,442
23,300 Tokyo Electron, Ltd. 5,136,959
40,000 TOPPAN Holdings, Inc. 978,314
42,500 Tosoh Corporation 605,946
368,300 Toyota Motor Corporation 7,508,582
57,900 Tsubakimoto Chain Company 810,377
67,000 TV Asahi Holdings Corporation 1,363,408
9,600 Yuasa Trading Company, Ltd. 312,123
Total 160,161,059
Jersey  <0.1%
73,178 TP ICAP Group plc 252,388
Total 252,388
Luxembourg  0.9%
9,538 Spotify Technology SA
b
6,250,442
Total 6,250,442
Netherlands  7.5%
5,289 ABN AMRO Bank NV
a
158,028
33,552 AerCap Holdings NV 4,369,812
17,132 Airbus SE 4,224,238
14,290 ASML Holding NV 15,108,887
1,376 Euronext NV
a
196,646
15,699 Ferrari NV 6,286,803
31,617 Ferrovial SE 1,940,148

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.9% Value
Netherlands  7.5%  - continued
31,617 Ferrovial SE, DRIP
b,d
$ 4
196,000 Koninklijke Ahold Delhaize NV 8,022,361
17,970 Koninklijke Vopak NV 814,343
242,542 MFE-MediaForEurope NV 858,778
38,184 NN Group NV 2,613,105
110,577 Prosus NV 7,642,876
110,577 Prosus NV, Rights
b,d
13
48,141 SBM Offshore NV 1,244,874
Total 53,480,916
New Zealand  <0.1%
8,750 Contact Energy, Ltd. 46,645
Total 46,645
Norway  0.9%
126,388 DNB Bank ASA 3,226,109
91,695 Kongsberg Gruppen ASA 2,337,607
2,698 Nordic Semiconductor ASA
b
39,022
36,901 Storebrand ASA 571,855
5,406 Yara International ASA 196,952
Total 6,371,545
Portugal  0.6%
1,473,908 Banco Comercial Portugues SA 1,301,017
542,965 EDP SA 2,699,146
Total 4,000,163
Singapore  1.8%
584,800 CapitaLand Integrated Commercial
Trust 1,063,161
248,900 Singapore Exchange, Ltd. 3,229,615
407,200 Singapore Technologies
Engineering, Ltd. 2,652,933
382,400 United Overseas Land, Ltd. 2,336,164
1,307,500 Yangzijiang Shipbuilding Holdings,
Ltd. 3,531,242
Total 12,813,115
Spain  3.0%
114,254 Aena SME SA
a
3,103,260
308,294 Banco Bilbao Vizcaya Argentaria
SA
c
6,210,889
845,847 Banco Santander SA
c
8,619,303
1,730 Grifols SA 22,417
71,719 Logista Integral SA 2,390,185
43,195 Merlin Properties Socimi SA 672,900
971 Vidrala SA 92,493
971 Vidrala SA, Rights
b
4,589
Total 21,116,036
Sweden  2.1%
43,206 AB Industrivarden, Class A 1,796,507
115,653 Assa Abloy AB 4,358,333
20,067 Atlas Copco AB, Class B 300,186
17,699 Fabege AB 155,840
129,622 Granges AB 1,896,740
58,895 Hexpol AB 535,486
69,619 Investor AB, Class B 2,292,335
2,514 Saab AB 138,336
168,537 Sinch AB
a,b
610,300
110,741 SSAB AB, Class A 700,499
7,065 Svolder AB 41,287
Shares Common Stock  98.9% Value
Sweden  2.1%  - continued
202,468 Telefonaktiebolaget LM Ericsson $ 2,054,214
Total 14,880,063
Switzerland  8.9%
178,677 ABB, Ltd. 13,284,196
7,201 Accelleron Industries AG 590,273
7,168 Avolta AG 377,854
2 Chocoladefabriken Lindt and
Spruengli AG 306,371
2,240 Galenica AG
a
241,409
174 Givaudan SA 712,817
16,043 Logitech International SA 1,928,665
43,504 Nestle SA 4,156,740
138,451 Novartis AG 17,134,927
1,255 PSP Swiss Property AG 217,069
36,295 Roche Holding AG, Participation
Certificates 11,756,692
6,649 Schindler Holding AG, Participation
Certificates 2,368,376
187,677 UBS Group AG 7,181,523
4,953 Zurich Insurance Group AG 3,444,670
Total 63,701,582
United Kingdom  14.8%
41,683 AstraZeneca plc 6,875,544
493,213 Auto Trader Group plc
a
5,059,909
60,792 BAE Systems plc 1,497,517
53,370 Balfour Beatty plc 471,687
1,492,238 Barclays plc 8,003,789
4,718 Carnival plc
b
122,573
1,439,038 Centrica plc 3,391,522
84,709 Compass Group plc 2,803,850
62,515 Endeavour Mining plc 2,530,186
41,754 Evraz plc
b,d
6
157,165 GSK plc 3,679,770
112,442 Haleon plc 522,880
57,803 Halma plc 2,693,526
217,581 HSBC Holdings plc 3,046,010
70,332 IG Group Holdings plc 1,029,489
178,027 Imperial Brands plc 7,073,773
79 Lion Finance Group plc 8,317
482,469 Lloyds TSB Group plc 565,689
59,098 MONY Group plc 150,716
495,448 NatWest Group plc 3,814,209
32,738 Next plc 6,151,141
21,507 Paragon Banking Group plc 234,223
202,133 RELX plc 8,933,536
18,954 Rio Tinto plc 1,366,392
294,825 Rolls-Royce Holdings plc 4,536,999
69,428 Rotork plc 312,554
406,299 Shell plc 15,231,892
30,340 Smiths Group plc 1,004,679
297,491 Standard Chartered plc 6,106,663
707,189 Tesco plc 4,267,649
1,150 Unilever plc 69,005
3,277,003 Vodafone Group plc 3,967,050
29,037 Zigup plc 132,366
Total 105,655,111
Total Common Stock
(cost $560,211,144) 705,286,190

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 2.6% Value
18,243,567 Thrivent Cash Management Trust $ 18,243,567
Total Collateral Held for
Securities Loaned
(cost $18,243,567) 18,243,567
Shares Preferred Stock < 0.1%
Germany  <0.1%
3,280 Porsche Automobil Holding SE 130,325
Total 130,325
Total Preferred Stock
(cost $137,862) 130,325
Shares or
Principal
Amount Short-Term Investments 0.4%
Federal Home Loan Bank Discount
Notes
100,000 3.908%,  12/17/2025
e,f
99,504
100,000 3.855%,  1/2/2026
e,f
99,333
Federal Home Loan Mortgage
Corporation Discount Notes
400,000 3.935%,  12/8/2025
e,f
398,396
Federal National Mortgage
Association Discount Notes
200,000 3.805%,  12/15/2025
e,f
199,050
State Street Institutional U.S.
Government Money Market Fund
2,365,279 4.014%
e
2,365,279
Total Short-Term Investments
(cost $3,161,568) 3,161,562
Total Investments (cost
$581,754,141) 101.9% $726,821,644
Other Assets and Liabilities,
Net (1.9%) (13,365,758)
Total Net Assets 100.0% $713,455,886
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $14,500,410 or
2.0% of total net assets.
b Non-income producing security.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of October 31, 2025:
Securities Lending Transactions
Common Stock $ 17,312,180
Total lending $17,312,180
Gross amount payable upon return of
collateral for securities loaned $18,243,567
Net amounts due to counterparty $931,387
Definitions:
DRIP - Dividend Reinvestment Plan
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 142,498,029
Gross unrealized depreciation (8,432,629)
Net unrealized appreciation (depreciation) $ 134,065,400
Cost for federal income tax purposes $ 592,976,733

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 45,594,654 6,250,442 39,344,212 –
Consumer Discretionary 68,788,692 – 68,788,679 13
Consumer Staples 31,754,361 – 31,754,361 –
Energy 17,725,358 – 17,725,358 –
Financials 191,305,767 – 191,305,767 –
Health Care 63,850,522 – 63,850,522 –
Industrials 151,137,102 4,369,812 146,767,286 4
Information Technology 61,856,958 4,535,933 57,321,025 –
Materials 36,638,103 – 36,638,097 6
Real Estate 13,058,238 – 13,058,238 –
Utilities 23,576,435 – 23,576,435 –
Preferred Stock
Consumer Discretionary 130,325 – 130,325 –
Short-Term Investments 3,161,562 2,365,279 796,283 –
Subtotal Investments in Securities $708,578,077 $17,521,466 $691,056,588 $23
Other Investments  * Total
Collateral Held for Securities Loaned 18,243,567
Subtotal Other Investments $18,243,567
Total Investments at Value $726,821,644
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of October 31, 2025, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 220,490 220,490 – –
Total Asset Derivatives $220,490 $220,490 $– $–
The following table presents International Equity Fund's futures contracts held as of October 31, 2025. Investments and/or cash totaling $796,283 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 153 December 2025 $ 21,253,825 $ 220,490
Total Futures Long Contracts $ 21,253,825 $ 220,490
Total Futures Contracts $ 21,253,825 $220,490

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of October 31, 2025, for International Equity
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 220,490
Total Equity Contracts 220,490
Total Asset Derivatives $220,490
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended October 31, 2025, for
International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 5,941,066
Total Equity Contracts
5,941,066
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (684,576)
Total Foreign Exchange Contracts (684,576)
Total $5,256,490
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended October 31, 2025, for International Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 655,017
Total Equity Contracts 655,017
Total 655,017
The following table presents International Equity Fund's average volume of derivative activity during the period ended October 31, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $26,932,680
Foreign Exchange Contracts
Futures - Long 7,862,020

International Equity Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $950 $59,713 $60,663 $– – –%
Total Affiliated Short-Term Investments 950 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   137 89,343 71,236 18,244 18,244 2.6
Total Collateral Held for Securities Loaned 137 18,244 2.6
Total Value $1,087 $18,244
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $– $– $– $211
Total Income/Non Cash Income from Affiliated Investments $211
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 50
Total Affiliated Income from Securities Loaned, Net $50
Total $– $– $–

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Basic Materials 2.6%
a
Value
BASF SE
$ 25,000,000 4.160% ,11/12/2025
b
$ 24,965,703
EIDP, Inc.
21,500,000 4.330% ,12/1/2025
b
21,423,707
10,000,000 4.320% ,12/2/2025
b
9,963,363
5,950,000 4.190% ,12/10/2025
b
5,922,707
Nutrien, Ltd.
5,550,000 4.200% ,11/24/2025
b
5,534,695
15,000,000 4.160% ,12/3/2025
b
14,942,820
18,000,000 4.160% ,12/5/2025
b
17,927,244
Total 100,680,239
Principal
Amount Capital Goods 6.1%
a
Value
Caterpillar Financial Services
Corporation
7,000,000
4.680% (SOFRRATE +
0.460%),2/27/2026
c
7,006,657
Emerson Electric Company
19,900,000 4.300% ,11/7/2025
b
19,884,639
25,000,000 4.340% ,11/18/2025
b
24,950,900
20,000,000 4.230% ,12/3/2025
b
19,928,116
25,000,000 4.140% ,12/19/2025
b
24,866,395
15,000,000 4.210% ,12/22/2025
b
14,914,908
20,000,000 4.000% ,12/29/2025
b
19,871,194
Honeywell International, Inc.
13,326,000 4.330% ,11/19/2025
b
13,298,378
25,000,000 4.330% ,11/21/2025
b
24,942,745
Parker-Hannifin Corporation
16,000,000 4.260% ,11/3/2025
b
15,994,637
25,000,000 4.380% ,11/18/2025
b
24,949,087
25,000,000 4.330% ,11/25/2025
b
24,928,813
Total 235,536,469
Principal
Amount Consumer Cyclical 9.0%
a
Value
American Honda Finance
Corporation
25,000,000 4.520% ,11/13/2025
d
24,963,405
9,000,000 4.190% ,12/23/2025
d
8,944,873
25,000,000 4.180% ,1/8/2026
d
24,800,115
49,800,000 4.165% ,1/9/2026
d
49,396,207
BMW US Capital, LLC
25,250,000
4.664% (SOFRINDX +
0.550%),4/2/2026
b,c
25,276,513
Hyundai Capital America
6,650,000 4.240% ,11/12/2025
b,d
6,640,884
5,500,000 4.240% ,11/14/2025
b,d
5,491,193
Mercedes-Benz Finance North
America, LLC
10,699,000 1.450% ,3/2/2026
b
10,596,380
Toyota Credit Canada, Inc.
15,000,000 4.060% ,4/6/2026
d
14,741,724
10,000,000 3.960% ,4/14/2026
d
9,820,448
Toyota Credit de Puerto Rico
Corporation
20,000,000 4.260% ,2/23/2026 19,742,740
25,000,000 4.250% ,3/9/2026 24,637,232
15,000,000 4.220% ,3/17/2026 14,769,373
15,000,000 4.010% ,3/31/2026 14,746,835
Toyota Motor Credit Corporation
4,220,000
4.551% (SOFRINDX +
0.450%),4/10/2026
c
4,224,694
Principal
Amount Consumer Cyclical  9.0%
a
Value
$ 11,123,000
5.057% (SOFRRATE +
0.770%),8/7/2026
c
$ 11,167,478
VW Credit, Inc.
2,767,000 4.450% ,11/4/2025
b,d
2,765,726
5,000,000 4.450% ,11/5/2025
b,d
4,997,105
10,000,000 4.300% ,11/6/2025
b,d
9,993,010
10,000,000 4.300% ,11/17/2025
b,d
9,980,459
10,000,000 4.260% ,11/18/2025
b,d
9,979,365
10,000,000 4.250% ,12/8/2025
b,d
9,956,638
5,000,000 4.210% ,12/16/2025
b,d
4,973,704
25,000,000 4.120% ,1/21/2026
b,d
24,765,655
Total 347,371,756
Principal
Amount Consumer Non-Cyclical 8.2%
a
Value
Archer-Daniels-Midland Company
15,000,000 4.120% ,11/20/2025
b
14,967,028
25,000,000 4.120% ,11/21/2025
b
24,942,307
15,000,000 4.120% ,11/28/2025
b
14,953,900
15,000,000 4.000% ,12/19/2025
b
14,919,021
Bunge, Ltd. Finance Corporation
15,500,000 4.230% ,11/6/2025
b,d
15,489,268
15,000,000 4.310% ,11/12/2025
b,d
14,979,288
25,000,000 4.300% ,11/24/2025
b,d
24,931,232
25,000,000 4.300% ,11/25/2025
b,d
24,928,358
25,000,000 4.090% ,12/22/2025
b,d
24,850,068
City of Hope
10,000,000 4.110% ,11/12/2025
d
9,985,554
ERAC USA Finance, LLC
10,000,000 4.210% ,12/11/2025
b,d
9,953,180
25,000,000 4.210% ,12/12/2025
b,d
24,880,068
Mondelez International, Inc.
14,000,000 4.400% ,11/7/2025
b
13,988,703
7,700,000 4.150% ,11/25/2025
b
7,678,415
16,000,000 4.150% ,11/28/2025
b
15,949,741
5,000,000 4.100% ,12/18/2025
b
4,972,880
Nestle Finance International, Ltd.
16,000,000 3.920% ,3/31/2026
b,d
15,740,370
Sanofi SA
12,680,000 4.340% ,11/10/2025
b
12,666,070
4,500,000 4.340% ,11/25/2025
b
4,487,740
20,000,000 4.200% ,12/29/2025
b
19,871,500
Total 315,134,691
Principal
Amount Energy 3.4%
a
Value
Enbridge US, Inc.
15,000,000 4.160% ,11/28/2025
b,d
14,952,181
Phillips 66
790,000 4.180% ,11/19/2025
b,d
788,288
Schlumberger Investment SA
45,000,000 4.219% ,11/7/2025
b,d
44,965,174
TotalEnergies Capital SA
10,000,000 4.070% ,12/30/2025
b,d
9,933,667
15,000,000 4.070% ,12/31/2025
b,d
14,898,884
TransCanada PipeLines, Ltd.
15,000,000 4.180% ,11/19/2025
b
14,967,600
3,915,000 4.200% ,11/21/2025
b
3,905,650
15,000,000 4.200% ,11/24/2025
b
14,959,040
10,000,000 4.170% ,11/28/2025
b
9,968,121
Total 129,338,605

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials 49.3%
a
Value
Alexandria Real Estate Equities,
Inc.
$ 5,000,000 4.130% ,11/3/2025
b,d
$ 4,998,262
19,000,000 4.180% ,11/7/2025
b,d
18,984,483
8,450,000 4.140% ,12/1/2025
b,d
8,419,817
Australia & New Zealand Banking
Group, Ltd.
15,000,000
4.696% (SOFRRATE +
0.560%),3/18/2026
b,c
15,020,181
15,000,000 4.340% ,9/24/2026
b
14,999,760
Bank of New York Mellon
10,600,000
4.530% (SOFRRATE +
0.260%),4/7/2026
c
10,603,130
Bank of New Zealand
20,000,000 4.240% ,11/28/2025
b
19,939,084
15,000,000 4.150% ,12/5/2025
b
14,942,736
20,000,000 4.130% ,12/12/2025
b
19,908,160
Barclays Bank plc
25,000,000 4.350% ,11/6/2025
b,d
24,983,255
25,000,000 3.970% ,3/31/2026
b,d
24,582,382
Barton Capital SA
15,000,000 4.230% ,12/3/2025
b,d
14,945,688
16,530,000 3.990% ,3/6/2026
b,d
16,300,431
Bay Square Funding, LLC
4,747,000 4.230% ,1/2/2026
b
4,714,186
40,000,000 3.930% ,2/24/2026
b
39,483,156
BNP Paribas SA/New York, NY
25,000,000 4.450% ,11/19/2025 25,005,482
BPCE SA
20,000,000 4.375% ,12/8/2025
b
19,916,568
20,340,000 1.000% ,1/20/2026
b
20,193,729
36,745,000 4.000% ,3/13/2026
b
36,209,364
Cabot Trail Funding, LLC
15,000,000 4.040% ,2/11/2026
b
14,829,735
Canadian Imperial Bank of
Commerce/New York, NY
10,000,000
4.340% (SOFRRATE +
0.300%),2/9/2026
c
10,005,547
10,000,000
4.370% (SOFRRATE +
0.330%),7/23/2026
c
10,005,370
Chariot Funding, LLC
25,000,000 4.150% ,11/21/2025
b
24,942,110
25,000,000 4.120% ,12/3/2025
b
24,909,480
25,000,000
4.530% (SOFRRATE +
0.260%),3/6/2026
b,c
25,000,491
9,000,000
4.540% (SOFRRATE +
0.270%),5/20/2026
b,c
9,000,176
15,000,000
4.570% (SOFRRATE +
0.300%),6/12/2026
b,c
15,000,356
Charta, LLC
25,000,000 4.040% ,1/16/2026
b,d
24,788,785
Ciesco, LLC
20,000,000 4.360% ,11/14/2025
b,d
19,969,008
15,000,000 4.320% ,1/22/2026
b,d
14,863,396
20,000,000 3.960% ,3/23/2026
b,d
19,685,214
Citibank NA
20,000,000
4.420% (SOFRRATE +
0.380%),3/16/2026
c
20,012,988
25,000,000
4.656% (SOFRINDX +
0.590%),4/30/2026
c
25,035,900
3,357,000
4.992% (SOFRRATE +
0.708%),8/6/2026
c
3,365,509
Principal
Amount Financials  49.3%
a
Value
Citigroup Global Markets, Inc.
$ 25,000,000
4.380% (SOFRRATE +
0.340%),6/17/2026
b,c
$ 25,013,232
Commonwealth Bank of Australia
5,520,000
4.908% (SOFRRATE +
0.750%),3/13/2026
b,c
5,530,386
Cooperatieve Rabobank UA/NY
4,750,000 4.360% ,11/6/2025 4,750,262
7,790,000
5.010% (SOFRINDX +
0.900%),10/5/2026
c
7,830,597
DCAT, LLC
25,000,000 4.300% ,11/6/2025 24,983,387
15,000,000 4.220% ,11/14/2025 14,977,024
10,881,000 4.150% ,11/19/2025 10,858,385
15,000,000 4.080% ,1/7/2026 14,887,044
15,000,000 4.100% ,1/15/2026 14,874,178
Fairway Finance Company, LLC
25,000,000 4.060% ,1/13/2026
b,d
24,796,500
Falcon Asset Funding, LLC
20,000,000
4.340% (SOFRRATE +
0.300%),7/2/2026
b,c
20,000,584
GTA Funding, LLC
10,000,000 4.340% ,11/7/2025
b
9,992,222
20,000,000 4.340% ,11/12/2025
b
19,973,406
6,200,000 4.050% ,1/22/2026
b
6,143,427
22,350,000 4.044% ,1/27/2026
b
22,133,688
ING US Funding, LLC
15,000,000
4.390% (SOFRRATE +
0.350%),11/26/2025
b,c,d
15,002,923
John Deere Capital Corporation
5,959,000
4.644% (SOFRRATE +
0.440%),3/6/2026
c
5,964,236
John Deere Financial, Inc.
23,200,000 4.240% ,11/21/2025
b,d
23,146,867
JPMorgan Chase Bank NA
20,000,000
4.689% (SOFRRATE +
0.620%),4/29/2026
c
20,039,087
Liberty Street Funding, LLC
20,000,000 4.360% ,11/20/2025
b,d
19,955,870
10,000,000 4.260% ,12/2/2025
b,d
9,964,889
20,000,000 4.120% ,1/6/2026
b,d
19,853,258
Lloyds Bank plc
15,000,000 4.330% ,2/2/2026 14,846,257
Macquarie Bank, Ltd.
10,000,000 4.380% ,11/4/2025
b
9,995,632
20,000,000 3.930% ,3/31/2026
b
19,676,867
Macquarie Group, Ltd.
25,000,000 4.250% ,12/15/2025 24,876,562
25,000,000 4.250% ,12/16/2025 24,873,778
MetLife Short Term Funding, LLC
10,000,000 4.330% ,12/10/2025
b
9,956,741
11,143,000 4.300% ,12/15/2025
b
11,088,817
25,000,000 4.290% ,12/22/2025
b
24,860,033
Metropolitan Life Global Funding I
7,650,000 5.000% ,1/6/2026
b
7,659,318
Mitsubishi UFJ Trust & Banking
Corporation/NY
25,000,000 4.130% ,12/9/2025
b
24,893,188
Mizuho Bank, Ltd./New York, NY
20,000,000 4.450% ,11/14/2025 20,003,034

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Financials  49.3%
a
Value
Mizuho Markets Cayman, LP
$ 20,000,000
4.612% (SOFRRATE +
0.500%),5/1/2026
c
$ 20,007,436
10,000,000
4.657% (SOFRRATE +
0.520%),10/9/2026
b,c
10,005,676
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
3,815,000 4.004% ,11/1/2025 3,815,000
National Australia Bank, Ltd.
10,000,000 4.260% ,2/13/2026
b
10,002,043
Nationwide Building Society
25,000,000 4.275% ,11/14/2025
b
24,961,815
15,000,000 4.180% ,12/3/2025
b
14,945,853
16,195,000 3.960% ,3/25/2026
b
15,935,603
15,000,000 3.960% ,3/26/2026
b
14,758,167
New York Life Global Funding
15,000,000
4.674% (SOFRINDX +
0.580%),1/16/2026
b,c
15,012,708
6,000,000
5.044% (SOFRINDX +
0.930%),4/2/2026
b,c
6,016,830
5,000,000
4.662% (SOFRRATE +
0.480%),6/9/2026
b,c
5,009,822
7,585,000
4.798% (SOFRRATE +
0.580%),8/28/2026
b,c
7,598,016
Pacific Life Global Funding II
14,222,000
4.814% (SOFRRATE +
0.620%),6/4/2026
b,c
14,249,619
14,836,000
5.125% (SOFRINDX +
1.050%),7/28/2026
b,c
14,917,896
Protective Life Corporation
15,000,000 4.050% ,11/20/2025
b
14,965,334
Pure Grove Funding
25,000,000 4.380% ,11/24/2025
b,d
24,933,950
3,750,000 4.220% ,1/15/2026
b,d
3,718,645
2,360,000 4.100% ,2/25/2026
b,d
2,329,397
Royal Bank of Canada
5,000,000
4.615% (SOFRINDX +
0.525%),1/20/2026
c
5,003,650
20,000,000
4.521% (SOFRINDX +
0.460%),8/3/2026
c
20,049,200
Royal Bank of Canada/New York,
NY
25,000,000
4.390% (SOFRRATE +
0.350%),12/4/2025
c
25,001,290
Sheffield Receivables Corporation,
LLC
16,080,000 4.070% ,12/15/2025
b,d
16,000,404
Skandinaviska Enskilda Banken AB
15,000,000 4.350% ,9/23/2026
b
15,000,102
Starbird Funding Corporation
25,000,000 4.350% ,11/4/2025
b,d
24,988,948
5,400,000 4.010% ,3/5/2026
b,d
5,325,594
10,000,000 4.020% ,3/9/2026
b,d
9,857,849
15,000,000 3.890% ,3/24/2026
b,d
14,762,280
State Street Institutional U.S.
Government Money Market Fund
33,381 4.014% ,11/1/2025 33,381
Sumitomo Mitsui Trust NY
24,925,000 4.160% ,1/8/2026 24,929,751
20,000,000 3.940% ,2/13/2026
b
19,769,358
Svenska Handelsbanken AB
25,270,000
5.408% (SOFRRATE +
1.250%),6/15/2026
b,c
25,437,305
Principal
Amount Financials  49.3%
a
Value
$ 15,000,000 4.350% ,9/23/2026
b
$ 14,998,986
Svenska Handelsbanken/New York,
NY
10,000,000
4.290% (SOFRRATE +
0.250%),2/27/2026
c
10,003,856
Swedbank AB
15,000,000 4.230% ,4/21/2026 15,000,469
Thunder Bay Funding, LLC
25,000,000
4.400% (SOFRRATE +
0.360%),1/2/2026
b,c,d
25,001,909
20,000,000 4.130% ,2/26/2026
b,d
19,740,880
25,000,000
4.380% (SOFRRATE +
0.340%),10/15/2026
c,d
25,001,479
Toronto-Dominion Bank
15,000,000 4.350% ,11/25/2025
b
14,958,389
20,000,000 4.160% ,12/10/2025
b
19,910,918
15,000,000 4.380% ,8/21/2026
b
15,002,853
Toronto-Dominion Bank/NY
25,000,000
4.510% (SOFRRATE +
0.470%),5/22/2026
c
25,033,563
UDR, Inc.
15,000,000 4.250% ,11/4/2025
b,d
14,993,213
Victory Receivables Corporation
25,000,000 4.090% ,12/10/2025
b,d
24,889,908
15,000,000 4.010% ,1/16/2026
b,d
14,873,271
Wells Fargo Bank NA
6,850,000
4.809% (SOFRRATE +
0.710%),1/15/2026
c
6,854,102
Welltower OP, LLC
25,000,000 4.250% ,11/4/2025
b
24,988,758
Westpac Banking Corporation
15,000,000 4.340% ,9/18/2026
b
15,000,393
15,000,000 4.340% ,9/28/2026
b
14,999,922
Westpac Securities, NZ, Ltd./
London
15,000,000 4.340% ,12/9/2025
b,d
14,935,748
Total 1,894,497,137
Principal
Amount Foreign Government 3.4%
a
Value
Caisse d'Amortissement de la Dette
Sociale
15,000,000 4.160% ,12/9/2025
b
14,936,430
16,300,000 3.950% ,3/9/2026
b
16,069,229
Caisse des Depots et
Consignations
10,000,000 3.990% ,12/23/2025
b
9,941,837
10,000,000 3.930% ,2/6/2026
b
9,893,271
Erste Abwicklungsanstalt
25,000,000 4.130% ,11/13/2025
b
24,964,632
15,000,000 4.080% ,11/20/2025
b
14,967,486
10,000,000 4.070% ,12/4/2025
b
9,963,047
15,000,000 4.125% ,1/13/2026
b
14,879,237
Kreditanstalt fuer Wiederaufbau
15,000,000 4.180% ,12/8/2025
b,d
14,939,390
Total 130,554,559
Principal
Amount Technology 2.4%
a
Value
Oracle Corporation
25,000,000 4.320% ,11/19/2025
b
24,946,867
25,000,000 4.290% ,11/24/2025
b
24,932,558
18,000,000 4.250% ,12/11/2025
b
17,916,678

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Technology  2.4%
a
Value
$ 25,000,000 4.250% ,12/12/2025
b
$ 24,881,468
Total 92,677,571
Principal
Amount Transportation 1.8%
a
Value
Canadian Pacific Railway Company
11,000,000 4.180% ,11/20/2025
b
10,974,985
ERAC USA Finance, LLC
19,050,000 4.130% ,11/12/2025
b,d
19,023,886
25,000,000 4.210% ,11/14/2025
b,d
24,960,163
Ryder System, Inc.
13,200,000 4.230% ,11/7/2025 13,189,349
Total 68,148,383
Principal
Amount
U.S. Government &
Agencies 8.7%
a
Value
Federal Farm Credit Bank
10,000,000
4.120% (SOFRRATE +
0.080%),3/4/2026
c
10,002,264
10,000,000
3.955% (FEDL 1M +
0.085%),5/7/2026
c
10,001,742
10,000,000
4.160% (SOFRRATE +
0.120%),7/10/2026
c
10,005,456
20,000,000
4.120% (SOFRRATE +
0.080%),12/22/2026
c
20,002,165
12,400,000
4.170% (SOFRRATE +
0.130%),4/23/2027
c
12,403,116
20,000,000
4.135% (SOFRRATE +
0.095%),4/29/2027
c
19,999,126
10,000,000
4.160% (SOFRRATE +
0.120%),5/28/2027
c
9,999,329
10,000,000
4.155% (SOFRRATE +
0.115%),7/30/2027
c
10,001,040
5,000,000
4.155% (SOFRRATE +
0.115%),8/27/2027
c
4,999,797
Federal Home Loan Bank
15,000,000
4.125% (SOFRRATE +
0.085%),11/21/2025
c
15,000,542
15,000,000
4.040% (SOFRRATE +
FLAT),1/21/2026
c
14,999,863
10,000,000
4.140% (SOFRRATE +
0.100%),2/13/2026
c
10,002,213
10,000,000
4.140% (SOFRRATE +
0.100%),4/6/2026
c
10,003,342
5,000,000
4.155% (SOFRRATE +
0.115%),7/16/2026
c
5,002,626
5,000,000
4.100% (SOFRRATE +
0.060%),1/29/2027
c
4,999,839
20,000,000
4.135% (SOFRRATE +
0.095%),2/25/2027
c
19,997,164
15,000,000
4.140% (SOFRRATE +
0.100%),3/18/2027
c
15,000,506
6,000,000
4.130% (SOFRRATE +
0.090%),3/30/2027
c
5,996,711
15,000,000
4.220% (SOFRRATE +
0.180%),10/14/2027
c
14,999,367
Federal Home Loan Mortgage
Corporation
10,000,000
4.130% (SOFRRATE +
0.090%),1/26/2026
c
10,001,960
25,000,000
4.140% (SOFRRATE +
0.100%),2/9/2026
c
25,006,040
15,000,000
4.165% (SOFRRATE +
0.125%),8/25/2027
c
15,002,193
Principal
Amount
U.S. Government &
Agencies  8.7%
a
Value
$ 20,000,000
4.170% (SOFRRATE +
0.130%),9/2/2027
c
$ 19,998,116
7,500,000
4.180% (SOFRRATE +
0.140%),10/6/2027
c
7,499,671
Federal National Mortgage
Association
6,000,000
4.160% (SOFRRATE +
0.120%),7/29/2026
c
6,002,687
U.S. International Development
Finance Corporation
8,226,495
4.150% (T-BILL 3M +
FLAT),11/7/2025
c
8,226,495
8,547,008
4.150% (T-BILL 3M +
FLAT),11/7/2025
c
8,547,008
5,297,400
4.350% (T-BILL 3M +
FLAT),11/7/2025
c
5,297,400
4,882,312
4.350% (T-BILL 3M +
FLAT),11/7/2025
c
4,882,312
Total 333,880,090
Principal
Amount Utilities 7.1%
a
Value
Duke Energy Corporation
15,000,000 4.210% ,11/18/2025
b
14,969,985
25,000,000 4.110% ,12/22/2025
b
24,854,400
Entergy Corporation
40,000,000 4.356% ,11/12/2025
b
39,945,216
25,000,000 4.220% ,11/17/2025
b
24,951,700
19,846,000 4.300% ,12/10/2025
b
19,755,369
20,000,000 4.180% ,12/18/2025
b
19,890,186
Florida Power & Light Company
9,749,000 3.125% ,12/1/2025 9,739,705
ITC Holdings Corporation
15,000,000 4.370% ,12/4/2025
b
14,941,860
NextEra Energy Capital Holdings,
Inc.
25,000,000 4.210% ,11/13/2025
b,d
24,962,917
25,000,000 4.200% ,11/25/2025
b,d
24,928,877
13,300,000 4.180% ,12/5/2025
b,d
13,246,920
25,000,000 4.150% ,12/12/2025
b,d
24,880,068
Xcel Energy, Inc.
16,125,000 4.220% ,11/7/2025
b
16,111,989
Total 273,179,192
Total Investments (cost
$3,920,635,970) 102.0% $3,920,998,692
Other Assets and Liabilities,
Net (2.0)% (78,221,295)
Total Net Assets 100.0% $3,842,777,397
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of October 31,
2025, the value of these investments was $2,836,711,279 or
73.8% of total net assets.

Short-Term Reserve Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

c Denotes variable rate securities. The rate shown is as
of October 31, 2025. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
Definitions:
plc - Public Limited Company
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 529,966
Gross unrealized depreciation (167,244)
Net unrealized appreciation (depreciation) $ 362,722
Cost for federal income tax purposes $ 3,920,635,970
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Basic Materials 100,680,239 – 100,680,239 –
Capital Goods 235,536,469 – 235,536,469 –
Consumer Cyclical 347,371,756 – 347,371,756 –
Consumer Non-Cyclical 315,134,691 – 315,134,691 –
Energy 129,338,605 – 129,338,605 –
Financials 1,894,497,137 3,848,381 1,890,648,756 –
Foreign Government 130,554,559 – 130,554,559 –
Technology 92,677,571 – 92,677,571 –
Transportation 68,148,383 – 68,148,383 –
U.S. Government & Agencies 333,880,090 – 333,880,090 –
Utilities 273,179,192 – 273,179,192 –
Total Investments at Value $3,920,998,692 $3,848,381 $3,917,150,311 $–

Small Cap Value Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 95.9% Value
Consumer Discretionary  12.9%
52,518 Advance Auto Parts, Inc. $ 2,475,173
6,290 Asbury Automotive Group, Inc.
a
1,475,634
13,155 Grand Canyon Education, Inc.
a
2,477,086
3,288 Group 1 Automotive, Inc. 1,307,112
37,842 Meritage Homes Corporation 2,556,606
3,896 Murphy USA, Inc. 1,395,547
31,766 Signet Jewelers, Ltd. 3,140,069
84,572 Six Flags Entertainment
Corporation
a
1,943,465
22,449 Wyndham Hotels & Resorts, Inc. 1,648,430
Total 18,419,122
Consumer Staples  3.3%
23,295 J & J Snack Foods Corporation 1,971,922
120,383 Primo Brands Corporation 2,644,814
Total 4,616,736
Energy  5.1%
16,817 Gulfport Energy Corporation
a
3,128,130
65,912 Matador Resources Company 2,600,888
36,185 TechnipFMC plc 1,496,250
Total 7,225,268
Financials  23.4%
56,128 Ally Financial, Inc. 2,187,308
83,633 Atlantic Union Bankshares
Corporation 2,719,745
23,490 Banner Corporation 1,418,561
66,562 Cadence Bank 2,512,050
49,841 Enterprise Financial Services
Corporation 2,610,173
36,115 Essent Group, Ltd. 2,187,486
5,758 Evercore, Inc. 1,696,077
124,434 First Busey Corporation 2,782,344
7,265 Houlihan Lokey, Inc. 1,301,016
148,150 Old National Bancorp 3,026,705
65,702 Old Republic International
Corporation 2,592,601
28,119 RLI Corporation 1,657,896
31,468 UMB Financial Corporation 3,363,300
25,022 Wintrust Financial Corporation 3,253,360
Total 33,308,622
Health Care  5.0%
156,428 Ardelyx, Inc.
a
947,954
143,750 Avanos Medical, Inc.
a
1,597,062
31,786 Bruker Corporation 1,237,747
56,772 Enovis Corporation
a
1,773,557
26,231 Globus Medical, Inc.
a
1,584,090
Total 7,140,410
Industrials  14.4%
25,116 AAR Corporation
a
2,115,018
17,729 AGCO Corporation 1,828,924
37,677 Air Lease Corporation 2,406,053
111,119 Gates Industrial Corporation plc
a
2,453,508
39,163 Korn Ferry 2,533,846
141,143 Masterbrand, Inc.
a
1,782,636
13,070 Moog, Inc. 2,677,389
8,725 Oshkosh Corporation 1,075,705
96,680 Schneider National, Inc. 2,066,052
Shares Common Stock  95.9% Value
Industrials  14.4% - continued
20,107 Timken Company $ 1,578,601
Total 20,517,732
Information Technology  12.2%
19,887 Bel Fuse, Inc. 3,062,399
13,990 Climb Global Solutions, Inc. 1,554,009
53,568 Crane NXT Company 3,388,176
74,131 Kyndryl Holdings, Inc.
a
2,143,869
26,205 MKS, Inc. 3,765,921
16,119 Plexus Corporation
a
2,255,048
17,276 TTM Technologies, Inc.
a
1,160,947
Total 17,330,369
Materials  7.7%
45,666 Ashland, Inc. 2,233,067
217,251 Constellium SE
a
3,417,358
56,696 Greif, Inc. 3,225,436
40,031 Ingevity Corporation
a
2,150,465
Total 11,026,326
Real Estate  7.1%
21,293 Agree Realty Corporation 1,554,602
262,405 Cushman and Wakefield plc
a
4,119,758
77,588 National Storage Affiliates Trust 2,257,035
100,727 Plymouth Industrial REIT, Inc. 2,215,994
Total 10,147,389
Utilities  4.8%
50,279 Black Hills Corporation 3,189,197
42,620 Spire, Inc. 3,682,368
Total 6,871,565
Total Common Stock
(cost $123,349,523) 136,603,539
Shares or
Principal
Amount Short-Term Investments 4.1% Value
State Street Institutional U.S.
Government Money Market
Fund
5,840,297 4.014%
b
5,840,297
Total Short-Term Investments
(cost $5,840,297) 5,840,297
Total Investments (cost
$129,189,820) 100.0% $142,443,836
Other Assets and Liabilities, Net
<0.1% 28,372
Total Net Assets 100.0% $142,472,208
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Value Fund
Schedule of Investments as of October 31, 2025
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 22,037,225
Gross unrealized depreciation (8,769,934)
Net unrealized appreciation (depreciation) $ 13,267,291
Cost for federal income tax purposes $ 129,176,545
Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2025, in valuing Small Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 18,419,122 18,419,122 – –
Consumer Staples 4,616,736 4,616,736 – –
Energy 7,225,268 7,225,268 – –
Financials 33,308,622 33,308,622 – –
Health Care 7,140,410 7,140,410 – –
Industrials 20,517,732 20,517,732 – –
Information Technology 17,330,369 17,330,369 – –
Materials 11,026,326 11,026,326 – –
Real Estate 10,147,389 10,147,389 – –
Utilities 6,871,565 6,871,565 – –
Short-Term Investments 5,840,297 5,840,297 – –
Subtotal Investments in Securities $142,443,836 $142,443,836 $– $–
Total Investments at Value $142,443,836
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Value Fund, is as follows:
Fund
Value
10/31/2024
Gross
Purchases
Gross
Sales
Value
10/31/2025
Shares Held at
10/31/2025
% of Net
Assets
10/31/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $10,335 $14,850 $25,185 $– – –%
Total Affiliated Short-Term Investments 10,335 – –
Total Value $10,335 $–
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2024
- 10/31/2025
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.370% $– $– $– $141
Total Income/Non Cash Income from Affiliated Investments $141
Total $– $– $–

Thrivent Core Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2025
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Assets
Investments in unaffiliated securities at cost $700,742,307 $534,476,092 $563,510,574
Investments in affiliated securities at cost $7,422,593 $6,260,324 $18,243,567
Investments in unaffiliated securities at value (#) 693,652,134 704,895,980 708,578,077
Investments in affiliated securities at value 7,422,593 6,260,324 18,243,567
Foreign currency — 742,744
(a)
255,527
(b)
Dividends and interest receivable 9,278,463 659,883 4,738,105
Prepaid expenses 2,803 2,663 2,785
Prepaid trustee fees 1,529 1,529 1,529
Receivable for:
Investments sold 1,927,760 426,505 —
Total Assets 712,285,282 712,989,628 731,819,590
Liabilities
Accrued expenses 18,684 193,987 44,216
Payable for:
Investments purchased on a delayed-delivery basis 987,830 — —
Return of collateral for securities loaned 7,422,593 6,260,324 18,243,567
Foreign capital gain tax liability — 1,520,021 —
Variation margin on open future contracts — 17,820 65,936
Administrative service fees 984 995 1,002
Director deferred compensation 8,982 8,483 8,983
Total Liabilities 8,439,073 8,001,630 18,363,704
Net Assets
Capital stock (beneficial interest) 822,166,378 575,076,138 518,946,546
Distributable earnings/(accumulated loss) (118,320,169) 129,911,860 194,509,340
Total Net Assets $703,846,209 $704,987,998 $713,455,886
Shares of beneficial interest outstanding 79,849,901 57,778,538 55,587,746
Net asset value per share $8.81 $12.20 $12.83
(#) Includes securities on loan of $7,195,417 $6,074,036 $17,312,180
(a) Includes foreign currency holdings of $742,744 (cost $732,382).
(b) Includes foreign currency holdings of $255,527 (cost $249,469).

Thrivent Core Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2025
Short-Term
Reserve Fund
Small Cap Value
Fund
Assets
Investments in unaffiliated securities at cost $3,920,635,970 $129,189,820
Investments in affiliated securities at cost $— $—
Investments in unaffiliated securities at value (#) 3,920,998,692 142,443,836
Cash 311,444 —
Dividends and interest receivable 5,718,994 45,469
Prepaid expenses 6,492 166
Prepaid trustee fees 1,529 304
Receivable for:
Total Assets 3,927,037,151 142,489,775
Liabilities
Distributions payable 14,312,224 —
Accrued expenses 30,578 9,571
Payable for:
Investments purchased 69,907,282 —
Administrative service fees — 202
Director deferred compensation 9,670 7,794
Total Liabilities 84,259,754 17,567
Net Assets
Capital stock (beneficial interest) 3,843,237,926 112,415,127
Distributable earnings/(accumulated loss) (460,529) 30,057,081
Total Net Assets $3,842,777,397 $142,472,208
Shares of beneficial interest outstanding 384,128,229 13,226,843
Net asset value per share $10.00 $10.77
(#) Includes securities on loan of $— $—

Thrivent Core Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2025
Emerging
Markets Debt
Fund
Emerging
Markets Equity
Fund
International
Equity Fund
Investment Income
Dividends $484,812 $19,883,479 $20,951,478
Interest 41,861,662 30,455 97,512
Affiliated income from securities loaned, net 80,836 92,138 49,642
Income from affiliated investments 166,629 63,372 210,918
Foreign tax withholding — (2,205,861) (1,440,382)
Total Investment Income 42,593,939 17,863,583 19,869,168
Expenses
Administrative service fees 199,096 180,313 188,717
Audit and legal fees 41,212 67,670 82,276
Custody fees 27,854 670,186 122,902
Insurance expenses 4,807 4,423 4,579
Printing and postage expenses 7,251 6,399 6,451
Transfer agent fees 5,000 5,000 5,000
Directors' fees 11,273 11,232 11,273
Pricing service fees 23,031 39,868 41,046
Other expenses 15,296 22,695 19,738
Total Expenses Before Reimbursement 334,820 1,007,786 481,982
Total Net Expenses 334,820 1,007,786 481,982
Net Investment Income/(Loss) 42,259,119 16,855,797 19,387,186
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (7,082,664) 28,119,481
(a)
35,284,780
Futures contracts — 5,222,242 5,256,490
Foreign currency transactions (198,871) (574,412) 189,252
Change in net unrealized appreciation/(depreciation) on:
Investments 55,501,715 104,999,418 70,709,382
Futures contracts — (9,057) 655,017
Foreign currency transactions 636 42,706 180,249
Foreign capital gain tax liability — 1,160,194 —
Net Realized and Unrealized Gains/(Losses) 48,220,816 138,960,572 112,275,170
Net Increase/(Decrease) in Net Assets Resulting
From Operations $90,479,935 $155,816,369 $131,662,356
(a) Includes foreign capital gain taxes paid of  $1,247,737.

Thrivent Core Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2025
Short-Term
Reserve Fund
Small Cap Value
Fund
Investment Income
Dividends $433,893 $5,056,212
Interest 187,884,410 8,434
Income from affiliated investments — 140,547
Foreign tax withholding — (27,095)
Total Investment Income 188,318,303 5,178,098
Expenses
Administrative service fees 100,000 126,197
Audit and legal fees 61,702 42,124
Custody fees 57,039 9,211
Insurance expenses 13,448 4,221
Printing and postage expenses 7,337 7,410
Transfer agent fees 5,000 5,000
Directors' fees 11,317 11,176
Pricing service fees 47,620 965
Other expenses 14,907 14,830
Total Expenses Before Reimbursement 318,370 221,134
Total Net Expenses 318,370 221,134
Net Investment Income/(Loss) 187,999,933 4,956,964
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 120,756 26,654,073
Class action settlements 18,012 —
In-kind redemptions — 31,685,294
Change in net unrealized appreciation/(depreciation) on:
Investments (84,087) (59,223,890)
Net Realized and Unrealized Gains/(Losses) 54,681 (884,523)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $188,054,614 $4,072,441

Thrivent Core Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging Markets Debt Fund Emerging Markets Equity Fund
For the periods ended
10/31/2025 10/31/2024 10/31/2025 10/31/2024
Operations
Net investment income/(loss) $42,259,119 $46,395,102 $16,855,797 $15,402,556
Net realized gains/(losses) (7,281,535) (27,197,074) 32,767,311 (3,948,862)
Change in net unrealized appreciation/(depreciation) 55,502,351 117,282,666 106,193,261 103,115,776
Net Change in Net Assets Resulting From Operations
90,479,935 136,480,694 155,816,369 114,569,470
Distributions to Shareholders
From net investment income/net realized gains (42,513,877) (45,011,612) (17,108,457) (16,146,827)
Total Distributions to Shareholders
(42,513,877) (45,011,612) (17,108,457) (16,146,827)
Capital Stock Transactions
Sold 6,377,986 2,000,000 – 4,000,000
Distributions reinvested 42,513,877 45,011,612 17,108,457 16,146,827
Redeemed (126,586,000) (117,480,000) (14,000,000) (4,000,000)
In-kind redemptions – – – –
Total Capital Stock Transactions (77,694,137) (70,468,388) 3,108,457 16,146,827
Net Increase/(Decrease) in Net Assets (29,728,079) 21,000,694 141,816,369 114,569,470
Net Assets, Beginning of Period 733,574,288 712,573,594 563,171,629 448,602,159
Net Assets, End of Period $703,846,209 $733,574,288 $704,987,998 $563,171,629
Capital Stock Share Transactions
Sold 774,497 242,718 – 453,002
Distributions reinvested 5,100,305 5,611,360 1,839,619 1,851,700
Redeemed (15,239,155) (14,611,559) (1,443,299) (453,001)
In-kind redemptions – – – –
Total Capital Stock Share Transactions
(9,364,353) (8,757,481) 396,320 1,851,701

Thrivent Core Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Equity Fund Short-Term Reserve Fund Small Cap Value Fund
10/31/2025 10/31/2024 10/31/2025 10/31/2024 10/31/2025 10/31/2024
$19,387,186 $15,654,113 $187,999,933 $284,833,026 $4,956,964 $9,074,290
40,730,522 31,510,991 138,768 219,239 58,339,367 61,817,964
71,544,648 56,367,236 (84,087) 549,721 (59,223,890) 100,235,556
131,662,356 103,532,340 188,054,614 285,601,986 4,072,441 171,127,810
(19,402,585) (17,186,076) (187,999,933) (284,833,026) (41,177,179) (8,600,132)
(19,402,585) (17,186,076) (187,999,933) (284,833,026) (41,177,179) (8,600,132)
27,070,000 66,000,000 5,590,467,829 16,263,985,170 – –
19,402,585 17,186,076 – 57,431 41,177,179 8,600,132
(27,070,000) (25,500,000) (7,316,681,924) (15,269,053,641) (32,798,878) (281,250,000)
– – – – (182,965,517) –
19,402,585 57,686,076 (1,726,214,095) 994,988,960 (174,587,216) (272,649,868)
131,662,356 144,032,340 (1,726,159,414) 995,757,920 (211,691,954) (110,122,190)
581,793,530 437,761,190 5,568,936,811 4,573,178,891 354,164,162 464,286,352
$713,455,886 $581,793,530 $3,842,777,397 $5,568,936,811 $142,472,208 $354,164,162
2,532,304 6,515,301 559,046,782 1,626,398,517 – –
1,896,636 1,701,592 – 5,743 3,623,533 857,441
(2,532,304) (2,517,275) (731,668,192) (1,526,905,364) (3,064,168) (24,942,639)
– – – – (17,822,821) –
1,896,636 5,699,618 (172,621,410) 99,498,896 (17,263,456) (24,085,198)

Thrivent Core Funds
Notes to Financial Statements
October 31, 2025

(1) ORGANIZATION
Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust is established solely for investment by other Thrivent entities. The
Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the Trust's Board of Trustees may determine from time to time. The Trust is divided into five separate series, each with its own investment objective and policies (each, a "Fund"
and, collectively, the "Funds"). The five series of the Trust are Core Emerging Markets Debt, Core Emerging Markets Equity, Core International
Equity, Core Short-Term Reserve and Core Small Cap Value, which are all diversified. Core Short-Term Reserve serves as a cash sweep vehicle for Thrivent Mutual Funds and Thrivent Series Fund, Inc.
The Funds are each investment companies which follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
Effective August 4, 2025, the Core Small Cap Value Fund was closed to purchases of shares for new accounts due to proposed reorganization.
Proposed Reorganization
— On May 20, 2025, the Board of Trustees approved the conversion of Core Small Cap Value Fund (the “Target
Fund”) to a newly-organized exchange-traded fund that is a series of Thrivent ETF Trust ("the Conversion”).  The newly created exchange-
traded fund will be the Thrivent Small Cap Value ETF ("Acquiring Fund"). The Conversion provides for shareholders of the Target Fund to receive
ETF shares equal in value to the number of shares of the Target Fund they own on the day the reorganization is effective. The Acquiring Fund will be the accounting survivor after the reorganization and as such, its performance and financial history prior to the reorganization will be that of the Target Fund.  For reporting on the Acquiring Fund post the Conversion, historical share transactions and per share information for the Target
Fund will be retroactively adjusted to reflect the change in capital structure due to the reorganization. The reorganization requires shareholder approval and is expected to become effective on November 14, 2025. The reorganization will qualify as a tax-free reorganization for federal income tax purposes with no gain or loss to be recognized by the Funds or their shareholders.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close or regular trading on such exchange or the official closing price of the national market system.
Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and future contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates
provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available.
The Board has chosen the Funds' investment adviser, Thrivent
Asset Management, LLC (the "Adviser") as the valuation designee, responsible for daily valuation of the Funds' securities. The
Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value using an appropriate methodology as determined in good faith pursuant to procedures adopted by the
Board.

Thrivent Core Funds
Notes to Financial Statements
October 31, 2025

In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds' investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of October 31, 2025, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to each Fund's tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds also are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily.  The Funds are charged for those expenses that are directly attributable to them.  Expenses that are not directly attributable to

Thrivent Core Funds
Notes to Financial Statements
October 31, 2025

a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from
Core Emerging Markets Debt are declared and distributed monthly.
Dividends from Core Emerging Markets Equity, Core International
Equity, and Core Small Cap Value are declared and distributed annually.  Dividends from Core Short-Term Reserve are declared daily and distributed monthly.  Net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
Derivatives
— Certain Funds may invest in derivatives, a
category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates
or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, swaps). For
derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency

Thrivent Core Funds
Notes to Financial Statements
October 31, 2025

fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker.
Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the year ended October 31, 2025, Core Emerging Markets
Equity and Core International Equity used equity futures to manage exposure to the equities market.
During the year ended October 31, 2025, Core International
Equity used foreign exchange futures to hedge currency risk.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
—  The
Funds may purchase or sell securities on a when-issued or
delayed-delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed-
delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Contingent Liabilities
— In the event of adversary action
proceedings where the Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended October 31, 2025, the Funds did not report an accrual
for contingent liabilities.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Recent Accounting Pronouncements
— In December 2023,
the FASB issued Accounting Standards Update ("ASU") 2023-09
- Improvements to Income Tax Disclosures, which amends
quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after
December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements and does not expect a material impact.
In-kind Redemptions
— During the year ended October
31, 2025, the Core Small Cap Value Fund, (the “underlying
fund”), redeemed shares in-kind (“in-kind redemption”). The
underlying fund distributed fund securities and cash as payment

Thrivent Core Funds
Notes to Financial Statements
October 31, 2025

for the redemption of these fund shares to Aggressive Allocation
Fund, Aggressive Allocation Portfolio, Global Stock Fund, Global
Stock Portfolio, Moderate Allocation Fund, Moderate Allocation
Portfolio, Moderately Aggressive Allocation Fund, Moderately
Aggressive Allocation Portfolio, and Moderately Conservative
Allocation Portfolio, as shown in the table below. For financial reporting purposes, the underlying fund recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of
Operations of the underlying fund as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying fund. These in-kind transactions were conducted at market value. The transactions were as follows:
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Fees
— The Trust has entered into an administration and accounting services agreement with the Adviser pursuant to which the Adviser provides certain administrative and accounting personnel and services. The Fund pays an annual fee plus a percentage of the
Fund's average daily net assets to the Adviser. These fees are accrued daily and paid monthly. For the year ended October 31,
2025, the Adviser received aggregate fees for administrative and accounting personnel and services of $794,323 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly.  For the year ended October 31,
2025, Thrivent Investor Services received $25,194 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds. Thrivent
Money Market is not eligible for the deferral plan.  The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of
Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and
Liabilities, is unsecured.
Those trustees not participating in the above plan received
$43,996 in fees from the Trust during the year ended October
31, 2025. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Funds may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Funds' expense ratio. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Underlying
Fund
Underlying
Shares
Redeemed Date
In-Kind
Amount
Aggressive Allocation Fund Core Small Cap Value Fund 1,273,059 6/25/2025 $13,068,966
Aggressive Allocation Portfolio Core Small Cap Value Fund 1,000,260 6/25/2025 10,268,473
Global Stock Fund Core Small Cap Value Fund 2,727,983 6/25/2025 28,004,926
Global Stock Portfolio Core Small Cap Value Fund 2,182,386 6/25/2025 22,403,941
Moderate Allocation Fund Core Small Cap Value Fund 1,273,059 6/25/2025 13,068,965
Moderate Allocation Portfolio Core Small Cap Value Fund 3,091,714 6/25/2025 31,738,916
Moderately Aggressive Allocation Fund Core Small Cap Value Fund 2,182,386 6/25/2025 22,403,941
Moderately Aggressive Allocation Portfolio Core Small Cap Value Fund 3,273,579 6/25/2025 33,605,911
Moderately Conservative Allocation Portfolio Core Small Cap Value Fund  818,395 6/25/2025 8,401,478
Total Core Small Cap Value Fund 17,822,821 $182,965,517*
* In-kind redemption consists of $176,781,490 in securities and $6,184,027 in cash with an associated realized gain of $31,685,294.

Thrivent Core Funds
Notes to Financial Statements
October 31, 2025

Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the year ended
October 31, 2025, no Funds borrowed cash through the interfund lending program.
(4) SEGMENT REPORTING
In accordance with FASB ASU 2023-07, Segment Reporting
(Topic 280) - Improvements to Reportable Segment Disclosures
("ASU 2023-07"), management evaluates the Funds’ business
activities to determine the segment reporting needed for the
Funds. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures.
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete
financial information available. The Principal Officers of the Funds, consisting of the President as the Principal Executive Officer and the
Treasurer as the Principal Financial and Accounting Officer, jointly act as the Funds' CODMs. Management has determined that each
Fund is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Fund as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds' portfolio managers as a team. As investment companies, the Funds primarily engage in investing in securities to generate a return on investment for shareholders.
The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds' Schedule of Investments,
Statement of Changes in Net Assets and Financial Highlights. Fund
net assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Net Assets” and significant fund expenses are listed on the accompanying Statement of Operations.
(5) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance
with the applicable federal income tax regulations, which may differ from GAAP. The differences between book-basis and
tax-basis distributable earnings are primarily attributable to timing differences in recognizing certain gains and losses on investment transactions, such as wash sales, spinoffs, modifications of debt instruments, unrealized and realized activity related to derivatives, and treatment of partnerships and  passive foreign investments companies.  At the end of the fiscal year, reclassifications between net asset accounts are made for differences that are permanent in nature.  These permanent differences primarily relate to the tax treatment of partnerships, passive foreign investment companies and utilization of earnings and profits distributed to shareholders on redemption of shares.
On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:
At October 31, 2025, the components of distributable earnings on a tax basis were as follows:
(a) Undistributed Ordinary Income includes income derived from short-term capital gains, if any.
   At October 31, 2025, the following Funds had accumulated
net capital loss carryovers as follows:
To the extent these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
During the fiscal year 2025, capital loss carryovers utilized by the
Funds were as follows:
Portfolio
Distributable
earnings/
(accumulated
loss) Capital Stock
Small Cap Value $ (43,447,091) $ 43,447,091
Fund
Undistributed
Ordinary Income
a
Undistributed
Long-Term Capital
Gain
Emerging Markets Debt $109,757 $ –
Emerging Markets Equity 20,483,581 –
International Equity 26,015,682 34,323,134
Short-Term Reserve 110,601 –
Small Cap Value 3,151,379 13,646,205
Fund
Capital Loss
Carryover
Emerging Markets Debt $ 111,371,418
Emerging Markets Equity 44,461,439
Short-Term Reserve 916,114
Fund
Capital Loss
Carryover
Emerging Markets Equity 30,775,856
International Equity 1,793,692
Short-Term Reserve 127,118

Thrivent Core Funds
Notes to Financial Statements
October 31, 2025

The tax character of distributions paid during the years ended October 31, 2025 and 2024 was as follows:
(a)  Ordinary income includes income derived from short-term capital gains, if any.
(6) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the year
ended October 31, 2025, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:
Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of October 31, 2025, the following Funds held restricted securities:
The Funds have no right to require registration of unregistered securities.
(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the year ended October 31, 2025, no Funds engaged in
these types of transactions.
(8) RELATED PARTY TRANSACTIONS
As of October 31, 2025, related parties held 100% of
the outstanding shares of all Thrivent Core Funds. Subscription and redemption activity by concentrated accounts may have a
significant effect on the operation of the Funds. In the case of a large redemption, the Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(9) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and has determined that no additional items require disclosure.
(10) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of October 31, 2025, the following
Funds had portfolio concentration greater than 25% in certain sectors.
Ordinary Income (a) Long-Term Capital Gain
Fund
10/31/2025 10/31/2024 10/31/2025 10/31/2024
Emerging Markets Debt $42,513,877 $45,011,612 $– $–
Emerging Markets Equity 17,108,457 16,146,827 – –
International Equity 19,402,585 17,186,076 – –
Short-Term Reserve 187,999,933 284,833,026 – –
Small Cap Value 5,872,129 8,600,132 35,305,050 –
In thousands
Fund Purchases
Sales/
Paydowns
Emerging Markets Debt $96,468 $177,432
Emerging Markets Equity 459,139 450,971
International Equity 546,458 523,074
Short-Term Reserve 354,104 422,480
Small Cap Value 131,071 158,065
In thousands
Fund Purchases
Sales/
Paydowns
Short-Term Reserve $180,895 $333,846
Fund
Number of
Securities
Percent of Fund's
Net Assets
Emerging Markets Equity 1 0.18%
Fund Sector
% of Total Net
Assets
Emerging Markets Debt Foreign Government 93.3%
Emerging Markets Equity Information Technology 28.2%
International Equity Financials         26.8%
Short-Term Reserve Financials 49.3%

Thrivent Core Funds
Notes to Financial Statements
October 31, 2025

(11) PRINCIPAL RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of principal risks associated with investing in the
Funds.  Refer to the prospectus for risks specific to each Fund.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Fund’s performance.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’
ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the
Funds’ service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations.
Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Fund enters into the derivatives transaction and the date that the Fund closes out that transaction. When a Fund enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price.
Changes in the value of the underlying security between the time that the Fund enters into the futures contract and the time the Fund has to purchase or sell the security may cause the Fund to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current

Thrivent Core Funds
Notes to Financial Statements
October 31, 2025

market value. When a Fund enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa). If interest rates change in a manner or to a degree not anticipated by the Fund, the Fund could end up receiving less interest on its investment than if the Fund had not entered into the swap agreement. When a Fund enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations.
There can be no assurance that a counterparty will meet its
obligations, especially during periods of adverse market conditions.
The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials
sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than

Thrivent Core Funds
Notes to Financial Statements
October 31, 2025

the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
High-Yield Risk
— High-yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High-yield securities generally have a less liquid resale market.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk or rising interest rates.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by

Thrivent Core Funds
Notes to Financial Statements
October 31, 2025

the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Prepayment Risk
—  Mortgage-backed and asset-backed
securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-
backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation
(“CMOs”) (such as mortgages underlying a CMO), for example,
some classes may retire substantially earlier than the stated maturity or final distribution dates.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Redemption and Lending Risk
— The Fund participates in
an interfund lending program (the “Program”) which enables a participating fund to lend cash directly to and borrow money from other participating funds for temporary purposes. The other participants in the Program are other mutual funds advised by the Adviser and its affiliates. Under the Program, all loans will be made by the Fund. There is risk that a borrowing fund could be unable to repay a loan when due, and a delay in repayment to the Fund could result in a lost opportunity and increase risk of the
Fund experiencing a loss when meeting redemption requests if it is forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Redemption and Share Ownership Risk
— The Fund may need
to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares,
(ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A majority of the Fund’s shares may be held by other mutual funds advised by the Adviser and its affiliates.
It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies. Accordingly, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies which could have adverse consequences
for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).
Regional Risk
— The Fund will generally have more exposure
to the specific regional or country economic risks where it has significant investments. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where

Thrivent Core Funds
Notes to Financial Statements
October 31, 2025

a substantial portion of the Fund’s assets are invested, the Fund may experience substantial volatility, illiquidity or reduction in the value of the Fund’s investments.
Regulatory Risk
— Legal, tax, and regulatory developments may
adversely affect a Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory
organizations, and exchanges, which are authorized to take
extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with a
Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Core Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
EMERGING MARKETS DEBT FUND
Year Ended 10/31/2025 $ 8.22 $ 0.51 $ 0.59 $ 1.10 $ (0.51) $ –
Year Ended 10/31/2024 7.27 0.50 0.93 1.43 (0.48) –
Year Ended 10/31/2023 7.08 0.45 0.20 0.65 (0.46) –
Year Ended 10/31/2022 9.71 0.45 (2.62) (2.17) (0.46) –
Year Ended 10/31/2021 9.81 0.43 (0.10) 0.33 (0.43) –
EMERGING MARKETS EQUITY FUND
Year Ended 10/31/2025 9.81 0.30 2.40 2.70 (0.31) –
Year Ended 10/31/2024 8.08 0.27 1.75 2.02 (0.29) –
Year Ended 10/31/2023 7.43 0.25 0.71 0.96 (0.31) –
Year Ended 10/31/2022 11.83 0.27 (3.64) (3.37) (0.24) (0.79)
Year Ended 10/31/2021 10.36 0.28 1.28 1.56 (0.09) –
INTERNATIONAL EQUITY FUND
Year Ended 10/31/2025 10.84 0.35 2.00 2.35 (0.36) –
Year Ended 10/31/2024 9.12 0.30 1.78 2.08 (0.36) –
Year Ended 10/31/2023 8.27 0.33 0.74 1.07 (0.22) –
Year Ended 10/31/2022 11.38 0.37 (2.95) (2.58) (0.53) –
Year Ended 10/31/2021 8.45 0.24 2.92 3.16 (0.23) –
SHORT-TERM RESERVE FUND
Year Ended 10/31/2025 10.00 0.46 0.00 0.46 (0.46) –
Year Ended 10/31/2024 10.00 0.56 0.00 0.56 (0.56) –
Year Ended 10/31/2023 10.00 0.51 0.00 0.51 (0.51) –
Year Ended 10/31/2022 10.00 0.13 0.00 0.13 (0.13) –
Year Ended 10/31/2021 10.00 0.02 0.00 0.02 (0.02) –
SMALL CAP VALUE FUND
Year Ended 10/31/2025
(c)
11.62 0. 19 0. 34 0.53 (0.18) (1.20)
Year Ended 10/31/2024
(c)
8.51 0.18 3.09 3.27 (0.16) –
Year Ended 10/31/2023 9.36 0.18 (0.92) (0.74) (0.11) –
Year Ended 10/31/2022
(d)
10.00 0.06 (0.70) (0.64) – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Since inception, March 31, 2022.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year

Thrivent Core Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.51) $ 8.81 13.90% $ 703.8 0.05% 6.03% 0.05% 6.03% 14%
(0.48) 8.22 20.04% 733.6 0.05% 6.16% 0.05% 6.16% 11%
(0.46) 7.27 9.08% 712.6 0.05% 5.92% 0.05% 5.92% 16%
(0.46) 7.08 (22.88)% 745.2 0.04% 5.35% 0.04% 5.35% 20%
(0.43) 9.71 3.38% 1,128.1 0.04% 4.35% 0.04% 4.35% 55%
(0.31) 12.20 28.45% 705.0 0.17% 2.86% 0.17% 2.86% 77%
(0.29) 9.81 25.46% 563.2 0.19% 2.93% 0.19% 2.93% 76%
(0.31) 8.08 12.81% 448.6 0.19% 2.92% 0.19% 2.92% 80%
(1.03) 7.43 (31.16)% 403.7 0.19% 3.24% 0.19% 3.24% 82%
(0.09) 11.83 15.05% 550.8 0.19% 2.27% 0.19% 2.27% 93%
(0.36) 12.83 22.54% 713.5 0.08% 3.03% 0.08% 3.03% 84%
(0.36) 10.84 23.07% 581.8 0.08% 2.88% 0.08% 2.88% 87%
(0.22) 9.12 13.09% 437.8 0.09% 3.31% 0.09% 3.31% 86%
(0.53) 8.27 (23.81)% 430.6 0.09% 2.61% 0.09% 2.61% 81%
(0.23) 11.38 37.77% 793.0 0.08% 2.19% 0.08% 2.19% 102%
(0.46) 10.00 4.75% 3,842.8 0.01% 4.64% 0.01% 4.64% 89%
(0.56) 10.00 5.73% 5,568.9 0.01% 5.58% 0.01% 5.58% 64%
(0.51) 10.00 5.27% 4,573.2 0.01% 5.14% 0.01% 5.14% 101%
(0.13) 10.00 1.28% 4,226.8 0.01% 1.11% 0.01% 1.11% 85%
(0.02) 10.00 0.17% 6,538.2 0.01% 0.17% 0.01% 0.17% 91%
(1.38) 10.77 4.11% 142.5 0.08% 1.82% 0.08% 1.82% 51%
(0.16) 11.62 38.69% 354.2 0.05% 1.67% 0.05% 1.67% 32%
(0.11) 8.51 (7.97)% 464.3 0.05% 1.86% 0.05% 1.86% 55%
– 9.36 (6.40)% 545.6 0.06% 1.55% 0.06% 1.55% 19%

Federal Tax Information
(unaudited)
Shareholder Notification of Federal Tax Information
Pursuant to IRC 852(b)(3) of the Internal Revenue Code, Core Small Cap Value hereby designates $48,301,876, as long-term capital gains distributed during the year ended October 31, 2025 or if subsequently determined to be different, the net capital gain of such year.
The following information is provided solely to satisfy the requirements set forth by the Internal Revenue Code. Shareholders will be provided information regarding their distribution in February 2026.
The Funds designate the percentage of dividends declared from net investment income as (1) for corporations, dividends qualifying for the 70% dividends received, and (2) for individuals, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation
Act of 2003 as follows:
Fund
Dividends
Received
Deduction for
Corporations
Qualified
Dividend
Income for
Individuals
Emerging Markets Equity 0% 52%
International Equity 0% 74%
Small Cap Value 77% 82%

Changes in and Disagreements with Accountants
None during the reporting period.

Proxy Disclosures
A special meeting of shareholders of Thrivent Core Small Cap Value Fund was held on October 20, 2025. Shareholders considered and approved an Agreement and
Plan of Reorganization providing for the reorganization of Thrivent Core Small Cap
Value Fund into Thrivent Small Cap Value ETF, a newly created series of Thrivent
ETF Trust. The results of the meeting were as follows:
Shares Outstanding (as of Record Date): 13,226,842.602
Total Shares Voted: 13,226,842.602
Percentage of Shares Voted: 100%
Vote Total Shares Voted Percentage of
Shares Voted
Percentage of
Shares Outstanding
For: 13,226,842.602 100% 100%
Against: 0 0.00% 0.00%
Abstain: 0 0.00% 0.00%

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
None during the registrant’s most recent fiscal half-year.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the registrant’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE filed herewith.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  December 29, 2025                                                            Thrivent Core Funds

By: /s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  December 29, 2025                                                            By: /s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)

Date:  December 29, 2025                                                            By: /s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)